                                                                       GT GLOBAL
                                                                   OVER 25 YEARS
                                                                    OF INVESTING
                                                                       WORLDWIDE

                                                                             / /
                                                                       GT GLOBAL
                                                                   AMERICA FUNDS

                                                                             / /
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 1997

                                                                          [LOGO]

[GRAPHIC]

GT GLOBAL AMERICA FUNDS

TABLE OF CONTENTS

Message from the Chairman. . . . . . . . . . . . . . . . . . . . . . . .  2

Three Funds, Three Levels of Opportunity . . . . . . . . . . . . . . . .  3

Market Review and Outlook. . . . . . . . . . . . . . . . . . . . . . . .  6

GT Global America Small Cap Growth Fund. . . . . . . . . . . . . . . . .  7

GT Global America Mid Cap Growth Fund. . . . . . . . . . . . . . . . . . 10

GT Global America Value Fund . . . . . . . . . . . . . . . . . . . . . . 13

Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . F1

Financials . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . F2

List of Funds. . . . . . . . . . . . . . . . . . . . . .  Inside Back Cover

The views of the Funds' management as described in this report are as of the date written. Portfolio holdings and allocations are as of December 31, 1997, unless otherwise noted. Views, portfolio holdings and allocations may have changed subsequent to these dates

MESSAGE FROM THE CHAIRMAN


Dear Shareholder,

Nineteen ninety-seven has been a challenging and exciting year. The volatility of the market--and the resulting record highs and lows--has made investing a sometimes awe-inspiring endeavor for investors and investment professionals alike.

Across the GT Global family, our Funds have remained true to their investment goals and objectives regardless of world events. Whether it be the recent turmoil in the Asian markets, the privatization and reform underway across eastern Europe, deregulation occurring in Latin America or the ups and downs of the U.S. market, our Funds have maintained their focus. In fact, we believe these changes are yielding new investment opportunities in both established economies and dynamic new markets around the world. Looking forward to 1998, our commitment is to continue to monitor world markets and seek additional ways to capitalize on events as they unfold for the benefit of our shareholders.

In an effort to provide our customers easier access to information about the GT Global Funds, we launched our website, www.gtglobal.com, during the latter part of 1997. We hope to continually enhance the information it contains, from our worldwide economic outlook, to fund price and performance reporting, to the Millennium Minute message of the day. Used in conjunction with annual and semiannual reports and your quarterly statement on our Funds, we hope it helps you monitor your investments and achieve your financial goals.

Be assured that we will continue to strive to offer you the quality investment products you need to build a well-diversified portfolio. As always, we appreciate your continued confidence in our Funds. Should you or your adviser have any questions regarding GT Global Funds, please call us at 800-824-1580. One of our representatives will be happy to assist you.

Sincerely,

/s/ William J. Guilfoyle

William J. Guilfoyle
Chairman of the Board and President
GT Global Mutual Funds

--------------------------------------------------------------------------------

THREE FUNDS, THREE LEVELS OF OPPORTUNITY

Historically, different sized U.S. companies have different risk and return characteristics. The largest companies, such as those in the Standard & Poor's 500 Index, have typically demonstrated consistent returns with a moderate degree of day-to-day price fluctuation. The smallest companies, such as those traded on NASDAQ, experienced bursts of outstanding performance, but with a wider range of price fluctuation. Medium-sized companies, represented by the S&P 400 Mid Cap Index, have often outperformed larger and smaller companies, with accompanying returns and price fluctuations in ranges between small and large cap stocks.

In addition, the U.S. market is continually shifting, and investment styles move in and out of favor. Styles labeled as growth or value tend to perform differently depending on the prevailing investment climate. With these considerations in mind, GT Global offers three U.S. equity mutual funds for investing in different capitalization segments:

----------------------------------------
GT GLOBAL AMERICA SMALL CAP GROWTH FUND

Invests primarily in companies with a market capitalization of up to $1 billion at the time of purchase. (The Fund's market capitalization range changed as of January 2, 1997; previously, the Fund invested primarily in companies having a market capitalization of up to $500 million at the time of purchase.) Because small cap stocks have traditionally proven more volatile than larger, more broadly held stocks, investors in this Fund should be willing to assume a greater degree of price fluctuation. To seek to reduce price fluctuation, the Fund's portfolio managers adhere to a disciplined investment process when selecting stocks for the portfolio.

----------------------------------------
GT GLOBAL AMERICA MID CAP GROWTH FUND*

Invests primarily in companies with a market capitalization of $1 billion to $5 billion at the time of purchase. (The Fund's market capitalization range changed as of January 2, 1997; previously, the Fund normally initially focused on companies having a market capitalization of $2 billion or less at the time of purchase.)

----------------------------------------
GT GLOBAL AMERICA VALUE FUND

Invests primarily in companies with a market capitalization of $500 million and up at the time of purchase that our investment team has also determined to be priced low relative to fair value and long-term potential.


GT GLOBAL AMERICA FUNDS

[GRAPHIC]

THE GT GLOBAL AMERICA FUNDS OFFER VERSATILE INVESTMENT OPPORTUNITIES THAT CAN SERVE AS A SOLID FOUNDATION TO YOUR INVESTMENT PORTFOLIO.

GT GLOBAL AMERICA VALUE FUND -- $500 MILLION AND UP

GT GLOBAL AMERICA SMALL CAP GROWTH FUND -- UP TO $1 BILLION

GT GLOBAL AMERICA MID CAP GROWTH FUND* -- $1 BILLION TO $5 BILLION


* Formerly GT Global America Growth Fund.

--------------------------------------------------------------------------------

OUR INVESTMENT PROCESS:

COMBINING QUANTITATIVE AND QUALITATIVE RESEARCH

GT Global America Funds adhere to an investment process that seeks to meet each Fund's objective and deliver the consistent, competitive results investors expect.

Our equity managers look for companies that have:

-    Solid market franchises                      -    Strong management
-    Favorable earnings momentum                  -    Strict cost controls
-    Potential for positive earnings surprises    -    Clear evidence of
                                                       undervaluation

COMBINATION OF FUNDAMENTAL AND QUANTITATIVE RESEARCH

Our experienced team of career research analysts provides the engine of our investing approach. These analysts are specialists, having spent years covering their industries, and provide us with unparalleled access to the companies they follow. The primary goals of our research effort are to develop and maintain well-supported, non-consensus perspectives on these companies. Research is conducted by contacting a company's management, competitors, suppliers, distributors and customers to determine its fundamental position and potential for change.

As a check on forward-looking fundamental research, we utilize proprietary, quantitative stock selection models developed more than 13 years ago by our Quantitative Equity Research Group. Quantitative analysts continually research and update the models.

[GRAPHIC]

FUNDEMENTAL RESEARCH

QUANTITATIVE RESEARCH

STOCK SELECTION

FORMAL RISK CONTROL

PORTFOLIO IMPLEMENTATION AND CONTROL


FORMAL RISK CONTROL

We manage risk at each stage of the investment process in a fully integrated manner. We also manage portfolio volatility by increasing or reducing our actual industry exposures relative to our normal weightings. This limits our exposure in response to our market outlook and additional factors, such as valuation and earnings momentum. This permits flexibility relative to our growth benchmark, yet ensures against undue volatility associated with overexposure to one industry.

A DEFINED RANKING SYSTEM

ALTHOUGH A QUANTITATIVE PERSPECTIVE PROVIDES A CRITICAL INDEPENDENT CONTRIBUTION, IT IS THE INDIVIDUAL ANALYST'S INPUT THAT PRIMARILY DRIVES STOCK SELECTION DECISIONS. AT ALL TIMES, AT LEAST 85% OF PORTFOLIO HOLDINGS MUST BE RANKED IN THE TOP 30% OF OUR UNIVERSE. THIS SYSTEMATIC APPROACH TO STOCK SELECTION HELPS ENSURE THAT WE OWN OUR BEST INVESTMENT IDEAS.


 QUANTITATIVE RESEARCH                   QUALITATIVE RESEARCH
 ---------------------                   --------------------

      BUY                    HOLD                    SELL

                  |                         |
                  |                         |
        |         |                         |          |
        |         |                         |          |
|  10%  |   20%   |           40%           |    20%   |  10%  |


   1         2                 3                  4        5

--------------------------------------------------------------------------------

THE TEAM APPROACH TO INVESTING

Teamwork among talented investment professionals is at the center of our investment discipline. Our America Fund managers, with an average of 17 years of industry experience, are supported by a group of seasoned investment analysts. We believe working together as a team creates a combination of strengths and facilitates the investment process. Within this framework, individual team members concentrate on their defined industries, ensuring a deeper and broader group understanding of companies, markets and world events. The continual exchange of knowledge and ideas promotes style integrity and reflects our belief that the key to achieving consistent results is following a disciplined investment process.

ABOUT THE AMERICA TEAM(1)

PATRICIA CHADWICK - Head of North American Equities since 1998; Chief Investment Strategist 1996-97. Ms. Chadwick joined Chancellor LGT in 1980 as a Senior Research Analyst. She became a large cap growth equity Portfolio Manager in 1982 and was appointed Chair of the Equity Strategy Committee in 1994. Previously, Ms. Chadwick spent five years with the Ford Foundation.

TED UJAZDOWSKI - Director of the America Value Group since 1987 and Portfolio Manager for the America Value Fund since 1983. Mr. Ujazdowski began his career in 1973 as a Credit Analyst for the Federal Reserve Bank of New York. He joined Citicorp Investment Management, Chancellor LGT's predecessor, in 1977. Mr. Ujazdowski holds a B.S. from Fordham University and an M.B.A. from New York University.

ADAM D. SCHEINER - Portfolio Manager of the America Value Fund since 1997 and an Analyst since June 1993. Previously, Mr. Scheiner was a Securities Analyst at Prudential Securities from 1989 until 1993. He received an M.B.A. in Finance, with honors, from New York University.

BRENT CLUM - Portfolio Manager of the America Mid Cap Growth Fund. Mr. Clum joined Chancellor LGT Asset Management in June 1995, after five years at T. Rowe Price where he was an analyst. Previously, he was a Senior Tax Accountant for Arthur Anderson's International and Energy Departments. Mr. Clum received an M.B.A. from Harvard University Graduate School of Business. He also holds C.F.A. and C.P.A. designations.

MARK J. CUNNEEN - Portfolio Manager of the America Small Cap Growth Fund. Mr. Cuneen has been with Chancellor LGT Asset Management since 1992. From February 1992 to December 1992, Mr. Cunneen was President of DC Capital, Inc., an investment management firm. He was also Vice President of Equity Investments at Massachusetts Financial Services from 1987 to 1992. Mr. Cunneen earned an M.B.A. from the Wharton School of the University of Pennsylvania.

RICHARD COLLINS - Portfolio Manager of the America Value Fund since 1997 and Managing Director since 1993. Previously, Mr. Collins was Head of Energy Research at CIMI and spent 10 years at Scudder, Stevens & Clark. From 1970 to 1973, he was an oil and gas Analyst at Salomon Brothers He began his career in 1967 at Dean Witter.

[PHOTO]

GT GLOBAL AMERICA FUNDS' INVESTMENT TEAM: (LEFT TO RIGHT) BRENT CLUM, ADAM SCHEINER, TED UJAZDOWSKI, AND MARK CUNNEEN. (PATRICIA CHADWICK AND RICHARD COLLINS ARE NOT FEATURED)


(1) Members of the team were all employees of Chancellor Capital Management until October 31, 1996, when LGT Asset Management merged with Chancellor. The resulting entity was renamed Chancellor LGT Asset Management and is the investment advisor to GT Global Funds.

--------------------------------------------------------------------------------

MARKET REVIEW AND OUTLOOK

1997 - A YEAR OF CONTINUED GAINS

The stock market continued its remarkable upsurge in 1997, with the S&P 500 rising 33.4%(1) for a total return of 125% since the beginning of 1995. This ascent reflects what has been an almost ideal environment for equities--steady GDP growth, declining inflation and firm Federal Reserve policy. Gains in 1997 were all the more impressive given the extended length of the current bull market (seven years), concerns about a tightening labor market with rising wage costs, the periodic threat of Federal Reserve tightening and, toward year-end, the Asian currency crisis.

Strong performance of the equity market was accompanied by higher volatility than in the two previous years. In addition, better-than-expected economic growth and resulting fears of higher interest rates clouded market prospects during the first quarter. However, in the second and third quarters, moderating growth and a continued deceleration of inflation reversed some of these fears, resulting in a rally that broadened into small- and mid-capitalization issues after three years of large-cap leadership.

With respect to the Asian influence, concern over the likely scope of weakness in these markets had a chilling impact on equity markets worldwide in the fourth quarter. Some companies' preannouncements of earning disappointments spurred a flight to quality. Many investors either channeled their holdings into large-cap, liquid stocks-causing a slump in performance of small and mid-cap issues-or reduced equity positions to buy bonds.

Despite the uncertain impact of conditions in Asia on the U.S. economy, however, the market shrugged off a sharp October correction and showed modest gains for the fourth quarter as a whole. The S&P 500, for example, managed a 2.9% gain for the fourth quarter.

LOOKING AHEAD

Much has been written about the "Goldilocks" environment (not too hot, nor too cold but just right) in the U.S. economy. Some analysts feel those who remain bullish have traded Goldilocks for Pollyanna. On balance, however, after seven years of solid economic growth, improving corporate profits and a rising equity market, our outlook for the U.S. stock market remains positive. We believe the focus of U.S. corporate management on improving profitability and competitiveness on a global basis could continue to drive earnings. We expect weakness in Asia will moderate growth somewhat, but see increasing potential for the Federal Reserve to ease interest rates later in 1998.

INFLATION - TRENDING DOWN

[EDGAR REPRESENTATION OF GRAPH]

Currency US$

1965  1.1
      1.7
      1.7
      1.8
      2.3
      2.8
      3.3
      3.7
      3
      2.7
      2.7
      2.7
      3.8
      4
      4.5
      4.7
      4.8
      5.5
      5.6
      5.9
      6
      6
      5.7
      5.6
      5
      4.4
      4.4
      3.5
      3.4
      3.1
      3
      3.5
      4
      5.5
      6.8
      8.3
      9.9
      10.6
      11.4
      12.2
      11.1
      9.7
      8.7
      7.2
      6.4
      6.1
      5.5
      5.1
      5.9
      6.8
      6.7
      6.6
      6.6
      7
      8
      8.9
      9.7
      10.7
      11.8
      12.7
      14.3
      14.5
1980  12.9
      12.6
      11.2
      9.8
      10.8
      9.5
      7.6
      6.8
      5.8
      4.5
      3.6
      3.3
      2.6
      3.3
      4.5
      4.3
      4.3
      4.1
      3.6
      3.7
      3.3
      3.5
      3.1
      1.6
      1.6
      1.3
      2.2
      3.8
      4.2
      4.5
      4
      3.9
      4.1
      4.3
      4.8
      5.2
      4.7
      4.6
      5.2
      4.6
      5.5
      6.2
      5.3
      4.8
      3.9
      3
      2.9
      3.1
      3.1
      3.1
      3.2
      3.1
      2.7
      2.7
      2.5
      2.4
      2.9
      2.7
      2.8
      3.1
      2.6
      2.7
      2.7
      2.8
      2.9
      3.2
      2.9
      2.3
      2.2
1997  1.9



Source: Datastream, January 1998.

(1) The index performance shown is for illustrative purposes only and is not intended to represent the performance of GT Global America Funds. Please see pages 7,10,and 13 for Fund performance.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA SMALL CAP GROWTH FUND


PERFORMANCE SUMMARY

[PHOTO]

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies domiciled in the United States. As of January 2, 1997, the Fund's market capitalization range changed. We now invest primarily in companies having a market capitalization of up to $1 billion at the time of purchase. Previously, the Fund invested in companies having a market capitalization of up to $500 million at the time of purchase.


GT GLOBAL AMERICA SMALL CAP GROWTH FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]


CLASS A SHARES
                   GT GLOBAL AMERICA SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
10/18/95                             9,525                                   10,000
                                     9,558                                    9,746
                                     9,742                                   10,156
                                     9,833                                   10,424
                                     9,900                                   10,412
                                    10,458                                   10,737
                                    10,867                                   10,956
                                    11,883                                   11,541
                                    12,325                                   11,996
                                    11,608                                   11,504
                                    10,717                                   10,499
                                    10,875                                   11,108
                                    11,683                                   11,543
                                    11,300                                   11,365
11/30/96                            11,183                                   11,833
                                    11,191                                   12,143
                                    11,441                                   12,386
                                    10,458                                   12,085
                                     9,627                                   11,515
                                     9,519                                   11,547
                                    10,753                                   12,832
                                    11,343                                   13,382
                                    12,326                                   14,005
                                    12,594                                   14,325
                                    13,765                                   15,373
                                    13,157                                   14,698
                                    13,005                                   14,603
12/31/97                            13,007                                   14,858



GT GLOBAL AMERICA SMALL CAP GROWTH FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]


CLASS B SHARES
                   GT GLOBAL AMERICA SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
10/18/95                           10,000                                     10,000
                                   10,035                                     9,746
                                   10,219                                     10,156
                                   10,306                                     10,424
                                   10,367                                     10,412
                                   10,954                                     10,737
                                   11,374                                     10,955
                                   12,441                                     11,541
                                   12,887                                     11,996
                                   12,135                                     11,504
                                   11,199                                     10,499
                                   11,356                                     11,108
                                   12,196                                     11,543
                                   11,785                                     11,365
11/30/96                           11,654                                     11,833
                                   11,661                                     12,143
                                   11,914                                     12,386
                                   10,891                                     12,085
                                   10,008                                     11,515
                                    9,896                                     11,547
                                   11,173                                     12,832
                                   11,783                                     13,382
                                   12,797                                     14,005
                                   13,069                                     14,325
                                   14,271                                     15,373
                                   13,632                                     14,698
                                   13,463                                     14,603
12/31/97                           13,465                                     14,858



The charts above show performance of GT Global America Small Cap Fund Class A and Class B shares since inception, versus the Russell 2000 Index. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on October 18, 1995, would have been worth $13,764 on December 31, 1997.

AVERAGE ANNUAL TOTAL RETURNS %(1)

DECEMBER 31, 1997

                       WITHOUT SALES CHARGE(2)          WITH SALES CHARGE

 SHARE CLASS          1-YEAR     LIFE OF FUND(3)    1-YEAR     LIFE OF FUND(3)
 CLASS A               16.23          15.19          10.70          12.68
 CLASS B               15.47          14.46          10.47          13.29
 ADVISOR CLASS(4)      16.63          15.61           N/A            N/A


(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.
(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced quoted performance.
(3)  The Fund began operations on October 18, 1995.
(4) Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the Fund's prospectus for more complete information.

The above data represent past performance of Fund shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

INTERVIEW WITH PORTFOLIO MANAGER
MARK CUNNEEN

Q HOW DID THE FUND PERFORM?

A While small cap stocks enjoyed strong gains for 1997 as a whole, the year was marked by extreme volatility, with periods of notable outperformance and underperformance. Against this background, for the 12 months ended December 31, 1997, the Fund's total return was 16.23% for Class A shares (10.70% including the maximum 4.75% sales charge); total return for Class B shares was 15.47% (10.47% including the maximum 5% contingent deferred sales charge). During the same period, the Russell 2000 Index(4) returned 22.36%.

Divergence in the Fund's returns relative to the index primarily reflects the Fund's small growth bias and certain disappointing technology investments in the first quarter. Small growth stocks significantly lagged the broader market in 1997.

The Fund recovered strongly in the last nine months, with Class A shares outpacing the Russell 2000 Index by 6.10 percentage points (excluding sales charge). This outperformance reflects good stock selection across a number of sectors, positive industry bets and improved risk management. Stocks that performed particularly well included American Disposal and General Cable, both of which benefited from industry consolidation. Along this same consolidation theme, we also like companies in the billboard area, such as Universal
Outdoor Holdings and Lamar Advertising.

Q HOW DID SMALL CAP PERFORMANCE COMPARE TO RETURNS OF LARGER CAP STOCKS OVER THE
  YEAR?

A Liquidity, strong and consistent earnings growth and moderate volatility have been key factors in elevating the largest cap stocks, leading small cap stocks to underperform for the year overall. In the first quarter, small growth stocks underperformed the broader market significantly due to disappointing earnings growth, stronger than expected economic growth and fears of higher interest rates. In the second and third quarters, however, small cap stocks rallied in response to improving earnings growth, attractive relative valuations, moderating economic growth and continued decelerating inflation. During this period, small growth stocks considerably outperformed large cap returns. In the fourth quarter, however, small cap growth stocks retreated again, the result of expected slowdown in worldwide economic growth due to Asian economic weakness.

Q WHAT IS YOUR CURRENT INVESTMENT STRATEGY?

A The Fund continues to be invested in a number of themes such as investment technology services, other business and consumer services and consolidation/restructuring opportunities.

We remain defensively positioned. We are underweighted relative to the Russell 2000 Index in the technology sector, balanced by an overweighting in consumer discretionary spending sectors. Our weightings remain neutral in financial services, health care, energy, basic materials and capital goods. Our exposure to Asia continues to be minimal. We are concentrating on companies that we believe can consistently meet or exceed our earnings expectations, as the market's volatile environment can severely punish disappointing earnings.

Q WHAT IS YOUR OUTLOOK OVER THE NEAR TERM?

A We believe moderate economic growth and declining inflation continue to provide a positive backdrop for the U.S. equity market. Relative valuations are very attractive, and we expect an improving profit trend originating in the second and third quarters of 1997 to continue, if not on an absolute basis then at least relative to large cap stocks.

However, our overall outlook for small cap growth stocks continues to be cautious, as liquidity demands are paramount. Continued uncertainty and extreme market volatility would negatively impact these stocks. We believe that once concern over Asia subsides, investors should return to small growth stocks, as attractive valuations will reduce some of the associated risk.

(4) The Russell 2000 Index comprises 2,000 U.S.-domiciled common stocks. Designed to measure small company stock performance, the index represents roughly 10% of the U.S. stock market, and market capitalization of index companies ranged from $171.7 million to $1.1 billion as of December 1997. Its performance includes the effect of reinvested dividends and is measured in U.S. dollars.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

ALLOCATION OF NET ASSETS %


                              DECEMBER 31, 1997     DECEMBER 31, 1996
SERVICES                            33.0                  31.0
HEALTH CARE                         14.3                   1.8
TECHNOLOGY                          13.2                   5.5
FINANCE                              9.3                  14.0
CAPITAL GOODS                        7.4                  13.3
ENERGY                               5.4                   N/A
CONSUMER NON-DURABLES                4.2                   4.0
MATERIAL/BASIC INDUSTRY              3.9                   4.9
CONSUMER DURABLES                    3.8                  15.3
MULTI-INDUSTRY/MISC.                 2.5                   N/A
SHORT-TERM & OTHER                   3.0                  10.2

Allocations will change based on current market conditions.
A complete listing may be found in the Financial Statements section of this report.

KEY PORTFOLIO HOLDINGS(5) (AS OF DECEMBER 31, 1997)                                % of
                                                                                 Net Assets

SIGNATURE RESORTS, INC.  Signature develops and operates timeshare resorts in       3.0
the United States and one in the Netherlands Antilles. Directly or through wholly owned affiliates, the company owns 19 resorts, including a partial interest in two.

PERSONNEL GROUP OF AMERICA, INC.  The company provides information technology       2.5
staffing and consulting services, and commercial staffing services through 120 offices in 21 states and the District of Columbia.

INSIGHT ENTERPRISES, INC.  A direct marketer of computers, hardware and             2.3
software, the company markets a line of more than 40,000 brands. Insight markets primarily to small and medium-sized businesses through a telemarketing sales force.

NEWFIELD EXPLORATION COMPANY  This independent oil and gas company explores for,    1.9
develops and acquires oil and natural gas properties in the Gulf of Mexico.

JONES MEDICAL INDUSTRIES, INC.  The company and its subsidiaries manufacture and    1.9
market branded vitamin and nutritional products, professional dermal infection-
control products and critical-care hospital pharmaceuticals.

GENERAL CABLE CORP.  Designs, develops, manufactures, markets and distributes       1.9
copper wire and cable products for communications and electrical markets.

VISTANA, INC.  Vistana develops and operates timeshare resorts in the United        1.8
States, and currently operates three vacation ownership resorts in Florida.
Units in its resorts total more than 1,400, and approximately 58,000 vacation ownership interests have been sold.

AMERICAN DISPOSAL SERVICES, INC.  Supplies pollution control equipment and          1.8
services. The company provides solid waste collection, transfer and disposal services for residential, commercial and industrial customers primarily in the
Midwest.

KNOLL, INC.  Knoll designs, manufactures and distributes office systems and         1.8
business furniture. It also offers a range of office furniture and accessories in five categories: office systems, seating, storage solutions, filing cabinets,and desks and tables.

CDW COMPUTER CENTERS, INC.  CDW sells microcomputer hardware and peripherals,       1.7
accessories and networking products and software. The company markets MS-
DOS/Microsoft Windows-based microcomputer products through telemarketing account executives, who service customers through an "800" telephone number.

Source: Bloomberg, January 1998.
(5) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA MID CAP GROWTH FUND

PERFORMANCE SUMMARY

[PHOTO]

INVESTMENT OBJECTIVE AND CURRENT STRATEGY

The GT Global America Mid Cap Growth Fund seeks long-term growth of capital by investing primarily in the equity securities of medium-sized companies in the United States. As of January 2, 1997, the Fund's market capitalization range changed. We now invest primarily in companies having a market capitalization of $1 billion to $5 billion at the time of purchase. Previously, the Fund normally initially focused on companies having a market capitalization of $2 billion or less at the time of purchase.


GT GLOBAL  AMERICA MID CAP GROWTH FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]


CLASS A SHARES
                 GT GLOBAL  AMERICA
                 MID CAP GROWTH FUND     RUSSELL 2000 INDEX(5)     RUSSELL MIDCAP INDEX         S&P MID CAP 400 INDEX(5)
6/9/87                 9,525                   10,000                    10,000                        10,000
                       9,916                   10,178                    10,272                        10,250
                      10,230                   10,495                    10,740                        10,538
                      10,697                   10,803                    11,183                        10,921
                      10,439                   10,604                    10,936                        10,710
                       7,468                    7,358                     7,931                         8,178
                       7,229                    6,963                     7,380                         7,774
                       8,153                    7,522                     8,340                         8,375
                       8,315                    7,849                     8,425                         8,759
                       9,011                    8,556                     9,116                         9,315
                       8,887                    8,957                     9,157                         9,466
                       9,087                    9,160                     9,209                         9,515
                       8,811                    8,911                     9,046                         9,316
                       9,630                    9,547                     9,729                         9,988
                       9,392                    9,456                     9,361                         9,719
                       9,020                    9,214                     9,005                         9,493
                       9,277                     9,458                     9,36                         9,8571
                       9,030                    9,353                     9,304                         9,925
                       8,753                    9,041                     9,080                         9,732
                       9,062                    9,395                     9,418                        10,125
                       9,724                    9,814                     9,973                        10,814
                       9,837                    9,886                     9,892                        10,850
                       10,34                   10,119                    10,013                       411,091
                       11,30                   10,560                    10,583                       611,691
                      12,217                   11,014                    11,145                        12,255
                      11,782                   10,763                    10,996                        12,200
                      12,765                   11,182                    11,858                        12,925
                      13,127                   11,454                    12,317                        13,384
                      13,417                   11,490                    12,312                        13,531
                      13,292                   10,809                    11,799                        12,961
                      13,437                   10,878                    12,078                        13,248
                      14,025                   10,921                    12,384                        13,721
                      12,638                   9,967                     11,236                        12,560
                      13,424                   10,276                    11,467                        13,011
                      14,396                   10,680                    11,948                        13,292
                      14,134                   10,331                    11,617                        12,776
                      16,144                   11,062                    12,812                        14,023
                      16,209                   11,091                    12,970                        14,081
                     15,5761                   10,605                    12,557                         3,758
                     13,5121                    9,187                    11,096                         2,331
                     12,2551                    8,370                    10,345                         1,577
                      11,971                    7,859                    10,151                        11,224
                      12,681                    8,458                    11,238                        12,302
                      12,987                    8,791                    11,748                        13,017
                      13,621                    9,583                    12,629                        14,045
                      14,484                   10,657                    13,741                        15,307
                      15,215                   11,405                    14,459                        16,005
                      14,997                   11,375                    14,330                        16,000
                      15,521                   11,917                    15,055                        16,737
                      14,363                   11,228                    14,235                        15,887
                      15,248                   11,621                    14,953                        16,844
                      15,980                   12,049                    15,420                        17,457
                      15,456                   12,143                    15,402                        17,400
                      15,150                   12,464                    15,748                        18,082
                      14,178                   11,888                    15,229                        17,473
                      15,492                   12,839                    17,273                        19,538
                      17,323                   13,880                    17,427                        19,884
                      17,488                   14,285                    17,465                        20,200
                      16,468                   13,802                    16,747                        19,439
                      15,964                   13,317                    16,427                        19,207
5/31/92               16,106                   13,494                    16,459                        19,388
                      15,174                   12,860                    15,969                        18,835
                      16,315                   13,307                    16,681                        19,770
                      15,756                   12,931                     16,46                        19,2973
                      16,249                   13,229                    16,823                        19,567
                      17,565                   13,646                    17,330                        20,036
                      19,867                   14,691                    18,425                        21,156
                      20,410                   15,203                    18,778                        21,866
                      20,577                   15,717                    18,999                        22,139
                      19,265                   15,354                    18,414                        21,829
                      19,063                   15,853                    18,948                        22,583
                      17,823                   15,417                    18,170                        21,992
                      19,075                   16,099                    19,027                        22,994
                      18,622                   16,199                    18,949                        23,109
                      18,860                   16,422                    18,889                        23,065
                      19,897                   17,131                    19,987                        24,017
                      19,826                   17,615                    20,227                        24,271
                      20,815                   18,068                    20,552                        24,350
                      20,899                   17,480                    20,074                        23,811
                      22,113                   18,077                    20,880                        24,916
                      22,396                   18,643                    21,417                        25,496
                      23,027                   18,576                    21,233                        25,134
                      23,246                   17,597                    20,232                        23,970
                      23,786                   17,702                    20,183                        24,148
                      24,005                   17,503                    20,212                        23,920
                      23,928                   16,912                    19,343                        23,096
                      23,760                   17,190                    19,879                        23,878
                      25,241                   18,148                    21,064                        25,128
                      25,447                   18,086                    20,717                        24,659
                      25,511                   18,013                    21,075                        24,929
                      25,176                   17,285                    20,146                        23,805
                      25,581                   17,748                    20,428                        24,022
                      25,755                   17,523                    20,674                        24,273
                      27,042                   18,253                    21,774                        25,546
                      28,054                   18,566                    22,637                        25,989
                      29,110                   18,978                    22,827                        26,511
                      29,804                   19,305                    23,390                        27,150
                      31,713                   20,306                    24,454                        28,256
                      33,448                   21,476                    25,993                        29,729
                      33,680                   21,920                    26,278                        30,279
                      33,882                   22,312                    26,863                        31,013
                      32,537                   21,314                    26,184                        30,215
                      33,246                   22,209                    27,354                        31,535
                      31,523                   22,795                    27,369                        31,457
                      31,623                   22,771                    27,852                        31,913
                      32,267                   23,480                    28,906                        32,998
                      32,598                   23,958                    29,134                        33,393
                      34,929                   25,239                    30,541                        34,413
                      35,028                   26,234                    31,165                        34,878
                      33,639                   25,157                    30,223                        34,355
                      31,457                   22,959                    27,877                        32,031
                      33,110                   24,292                    29,384                        33,878
                      35,425                   25,242                    31,250                        35,355
                      35,441                   24,853                    30,884                        35,458
                      36,929                   25,877                    32,703                        37,455
                      36,457                   26,555                    32,152                        37,497
                      37,054                   27,086                    33,575                        38,904
                      34,070                   26,429                    32,836                        38,584
                      30,998                   25,182                    30,980                        36,939
                      31,665                   25,252                    31,739                        37,897
                      34,544                   28,062                    34,583                        41,211
                      35,755                   29,264                    35,540                        42,369
                      38,862                   30,626                    38,942                        46,564
                      38,107                   31,327                    38,562                        46,507
                      41,776                   33,620                    40,513                        49,180
                      39,740                   32,143                    38,485                        47,040
                      40,179                   31,934                    38,889                         7,738
12/31/97              41,579                   32,493                    39,398                        49,590



GT GLOBAL  AMERICA MID CAP GROWTH FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]


CLASS B SHARES
                 GT GLOBAL  AMERICA
                 MID CAP GROWTH FUND     RUSSELL 2000 INDEX(5)     RUSSELL MIDCAP INDEX       S&P MID CAP 400 INDEX(5)
4/1/93                 10,000                  10,000                      10,000                       10,000
                        9,403                   9,725                       9,735                        9,738
                       10,063                  10,155                      10,044                       10,182
                        9,818                  10,218                      10,158                       10,233
                        9,937                  10,359                      10,207                       10,213
                       10,478                  10,807                      10,661                       10,635
                       10,434                  11,112                      10,701                       10,747
                       10,956                  11,398                      10,710                       10,782
                       10,994                  11,027                      10,462                       10,544
                       11,608                  11,403                      10,841                       11,033
                       11,757                  11,761                      11,140                       11,290
                       12,076                  11,718                      10,988                       11,130
                       12,185                  11,101                      10,520                       10,614
                       12,464                  11,167                      10,592                       10,693
                       12,572                  11,041                      10,607                       10,592
                       12,525                  10,668                      10,293                       10,227
                       12,436                  10,844                      10,646                       10,573
                       13,197                  11,448                      11,151                       11,127
                       13,299                  11,409                      10,878                       10,919
                       13,326                  11,363                      10,961                       11,039
                       13,143                  10,904                      10,478                       10,541
                       13,356                  11,196                      10,614                       10,638
                       13,432                  11,054                      10,832                       10,748
                       14,096                  11,514                      11,393                       11,312
                       14,623                  11,712                      11,719                       11,508
                       15,165                  11,972                      11,895                       11,739
5/31/95                15,516                  12,178                      12,286                       12,022
                       16,500                  12,809                      12,699                       12,512
                       17,386                  13,547                      13,316                       13,164
                       17,500                  13,828                      13,520                       13,408
                       17,592                  14,075                      13,825                       13,733
                       16,890                  13,445                      13,516                       13,380
                       17,248                  14,010                      14,188                       13,964
                       16,351                  14,380                      14,271                       13,929
                       16,385                  14,364                      14,572                       14,131
                       16,716                  14,812                      14,914                       14,612
                       16,873                  15,113                      15,130                       14,787
                       18,066                  15,921                      15,559                       15,238
                       18,118                  16,549                      15,793                       15,445
                       17,387                  15,869                      15,556                       15,213
                       16,246                  14,483                      14,593                       14,184
                       17,091                  15,324                      15,288                       15,002
                       18,275                  15,923                      16,043                       15,656
                       18,275                  15,678                      16,172                       15,701
                       19,032                  16,324                      17,157                       16,586
                       18,774                  16,751                      16,982                       16,604
                       19,071                  17,086                      17,617                       17,227
                       17,525                  16,672                      17,591                       17,086
                       15,942                  15,885                      16,843                       16,357
                       16,275                  15,930                      17,262                       16,781
                       17,738                  17,702                      18,522                       18,249
                       18,349                  18,460                      19,128                       18,761
                       19,941                  19,319                      20,723                       20,619
                       19,543                  19,761                      20,498                       20,594
                       21,413                  21,208                      21,668                       21,778
                       20,357                  20,276                      20,825                       20,830
                       20,570                  20,144                      21,321                       21,139
12/31/97               21,280                  20,497                      21,909                       21,959



The charts above show performance of GT Global America Mid Cap Growth Fund, Class A and Class B shares since inception, versus the various indices. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on June 1, 1995, would have been worth $14,051 on December 31, 1997.

AVERAGE ANNUAL TOTAL RETURNS%(1)

DECEMBER 31, 1997

SHARE CLASS            WITHOUT SALES CHARGE(2)                  WITH SALES CHARGE
                 1-YEAR   5-YEAR  10-YEAR  LIFE OF FUND  1-YEAR   5-YEAR   10-YEAR  LIFE OF FUND
CLASS A(3)        14.05    15.29   17.69       14.97      8.63     14.18    17.12       14.44
CLASS B(3)        13.35     N/A     N/A        17.23       8.35     N/A      N/A        17.00
ADVISOR CLASS(4)  14.54     N/A     N/A        14.05       N/A      N/A      N/A         N/A
HISTORICAL PERFORMANCE(2)
ANNUAL TOTAL RETURNS % (PER CALENDAR YEAR)
                1988    1989    1990    1991    1992    1993    1994    1995    1996    1997
CLASS A         11.14   54.77   -7.40   19.29   31.74   8.34    15.69   23.23   15.65   14.05
CLASS B          N/A     N/A     N/A     N/A     N/A  16.08(3)  15.06   22.42   14.82   13.35

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.
(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced quoted performance.
(3) The Fund began operations (Class A shares) on June 9, 1987; Class B shares commenced on April 1, 1993.
(4) The Fund began offering Advisor Class shares on June 1, 1995. Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the "Alternative Purchase Plan" section in the Fund's prospectus.
(5) The Russell 2000 Index comprises 2,000 U.S.-domiciled common stocks designed to measure small company stock performance. The index represents roughly 10% of the U.S. stock market, and market capitalization of index companies ranged from $171.7 million to $1.1 billion as of December 1997.The S&P Mid Cap 400 Index is composed of the capitalization-weighted average price of 400 selected common stocks of medium-size domestic companies. Their performance includes the effect of reinvested dividends and is measured in U.S. dollars.

The above data represent past performance of Fund shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA MID CAP GROWTH FUND

INTERVIEW WITH PORTFOLIO MANAGER
BRENT CLUM

Q HOW DID THE FUND PERFORM?

A The Fund has enjoyed considerable improvement in returns since our semiannual report. For the 12 months ended December 31, 1997, the Fund's Class A shares returned a total of 14.05% (8.63% including the maximum 4.75% sales charge); total return for Class B shares was 13.35% (8.35% including the maximum 5% contingent deferred sales charge). During the same period, the Russell Midcap Index(6) returned 29.01%.

We are encouraged by the Fund's performance over the last nine months of 1997, despite the disappointment in absolute returns over the 12 months. To put performance in perspective, a shift in portfolio managers took place at the end of 1996 and the Fund was repositioned during the first quarter of 1997 toward a mid cap orientation.(7) Regrettably, this came as a detriment to performance. However, during this transition period, we took advantage of the weakness in mid cap stocks to reposition the portfolio. As a result, the Fund was well positioned coming out of the first quarter. As portfolio holdings stabilized, the Fund experienced strong returns to finish the year's remaining nine months above its benchmarks. During the nine months ended December 31, 1997, the Fund's Class A shares returned 34.13%, excluding sales charges, versus 30.07% for the Russell Midcap Index.

Q WHAT WORKED WELL FOR THE FUND?

A We tend to favor businesses that have an element of recurring revenue and some degree of pricing power. Historically, we have found these characteristics can often lead to improved operating margins and, ultimately, improved earnings multiples. Indeed, for the top performers in the portfolio, pricing power has played out very well.

As an industry, the billboard sector performed strongly. Supply is limited and many companies are realizing price increases of between 6% to 12% a year, while costs have remained fixed. The industry has also been consolidating, which has helped fundamentals and valuations. Moreover, there have been tremendous synergies between billboard companies and other media companies. Looking ahead, we expect the industry to continue its trend toward consolidation. As a result, Outdoor Systems remains a core holding of the portfolio.

The Fund was also buoyed by returns in several of its larger positions, such as Cendant Corp., a global provider of consumer and business services. Cendant has enjoyed strong return characteristics and healthy pricing power, and is benefiting from consolidation. Another solid performer for the Fund was HBO & Co., a software provider to the health care industry. As a high-growth stock, HBO was particularly hard hit in the first quarter of the year, but was later rewarded because of strong earnings growth. Similarly, PeopleSoft, an enterprise software provider, severely underperformed in the first quarter but rebounded nicely over the remainder of the year. Based on our belief in the fundamentals of these two companies, we took the opportunity to add to our positions as their share prices corrected, and benefited when they bounced back.

Q WHAT ARE YOUR EXPECTATIONS IN 1998?

A While markets may continue to be volatile, we are optimistic about the current environment and look for 1998 to bring additional positive earnings revisions for mid cap stocks. We began to see an acceleration in earnings of small and mid cap stocks relative to large cap stocks in the second quarter of last year, and remain encouraged that this trend will take root in 1998. Against this background, we expect a stockpicker's market, something we believe could potentially play out well for this particular Fund.

(6) The Russell Midcap Index comprises the capitalization-weighted average price of 800 selected common stocks of medium-size domestic companies. Its performance includes the effect of reinvested dividends and is measured in U.S. dollars. With the change in the Fund's name and the change in the emphasis of the Fund more toward mid cap stocks, the Fund has also changed its benchmark to the Russell Midcap Index from the Russell 2000 and the S&P Mid Cap 400. We feel the Russell Midcap Index is the most relevant broad based index with which to compare the fund.
(7) Please see sidebar on p. 10 for additional information. The Fund also changed its name from the GT Global America Growth Fund.

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.

-------------------------------------------------------------------------------

GT GLOBAL AMERICA MID CAP GROWTH FUND

ALLOCATION OF NET ASSETS %

                              DECEMBER 31, 1997       DECEMBER 31, 1996
 SERVICES                           36.5                    18.3
 FINANCE                            14.6                     8.9
 HEALTH CARE                        11.1                     N/A
 TECHNOLOGY                         11.1                    19.1
 MATERIALS/BASIC INDUSTRY            9.7                     4.8
 ENERGY                              8.6                    24.7
 CONSUMER DURABLES                   4.1                     N/A
 MULTI-INDUSTRY/MISC.                2.4                     N/A
 CAPITAL GOODS                       1.3                     3.0
 CONSUMER NON-DURABLES               1.3                    14.2
 SHORT TERM & OTHER                 (0.7)                    7.0

Allocations will change based on current market conditions.
A complete listing may be found in the Financial Statements section of this report.

KEY PORTFOLIO HOLDINGS(8) (AS OF DECEMBER 31, 1997)                                    % of
                                                                                     Net Assets


CENDANT CORP.  A provider of global consumer and business services, Cendant              6.2
offers shopping, auto, dining, and other services. The company franchises hotels and rental cars and provides vacation exchange services. They also franchise real estate brokerage offices, provide mortgage services to consumers, and relocation services for corporate employees.

SNYDER COMMUNICATIONS, INC.  Snyder designs and implements marketing programs            4.1
for Fortune 500 clients using a range of services including field sales, medical detailing, database marketing, sponsored information displays, product sampling and customer care retention programs.

OUTDOOR SYSTEMS, INC.  This is an out-of-home media company in the United States         3.6
and Canada that operates poster, bulletin, transit shelter and subway displays.

SIGNATURE RESORTS, INC.  Signature develops and operates timeshare resorts in            3.4
the United States and one in the Netherlands Antilles. Directly or through wholly owned affiliates, the company owns 19 resorts, including a partial interest in two.

CONSECO, INC.  A financial services organization that through its subsidiaries,          3.1
provides supplemental health insurance, retirement annuities and universal life insurance.

HILTON HOTELS CORPORATION  Hilton manages or franchises approximately 240 hotels         2.9
around the world, and owns 17 hotel and/or riverboat casinos in Las Vegas,
Atlantic City and Australia.

PEOPLESOFT, INC.  Offers software solutions to meet business demands of                  2.9
companies worldwide. PeopleSoft develops, markets and supports enterprise solutions for accounting, materials management, distribution, supply chain planning and human resources.

U.S. OFFICE PRODUCTS CO.  This firm offers a broad range of office products and          2.8
business services to corporate, commercial, educational and industrial customers throughout the United States, as well as in Canada, New Zealand, Australia and the United Kingdom. The company also operates Mail Boxes Etc.

CARIBINER INTERNATIONAL, INC.  An international producer of meetings, events,            2.8
training programs and related business communications services.

STERLING COMMERCE, INC.  Sterling provides electronic commerce software products         2.7
and network services that enable businesses to participate in business-to-
business electronic communications and transactions. Their products also allow customers to access product descriptions, technical specifications, and stock information.

Source: Bloomberg, January 1998.
(8) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA VALUE FUND

PERFORMANCE SUMMARY

[PHOTO]

INVESTMENT OBJECTIVE AND CURRENT STRATEGY

The Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers domiciled in the United States, having a market capitalization greater than $500 million at the time of purchase. We look for companies we believe are undervalued and therefore offer above-average potential for capital appreciation.



GT GLOBAL AMERICA VALUE FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]

CLASS A SHARES
         GT GLOBAL AMERICA VALUE FUND   S&P 500 INDEX   S&P 500 BARRA VALUE INDEX
10/18/95        9,525                      10,000               10,000
                9,542                       9,905                9,922
               10,358                      10,340               10,360
               10,633                      10,539               10,647
               10,967                      10,898               10,965
               10,942                      10,999               11,068
               11,183                      11,105               11,327
               11,658                      11,268               11,443
               12,242                      11,559               11,616
               11,983                      11,603               11,560
               11,267                      11,090               11,072
               11,483                      11,324               11,378
               12,117                      11,962               11,864
               12,233                      12,292               12,266
11/30/96       12,425                      13,221               13,204
               12,241                      12,959               12,987
               12,810                      13,768               13,586
               13,010                      13,876               13,685
               12,434                      13,306               13,217
               12,726                      14,100               13,713
               13,470                      14,959               14,573
               13,971                      15,629               15,129
               15,383                      16,873               16,340
               14,924                      15,927               15,601
               15,751                      16,800               16,515
               14,940                      16,239               15,909
               15,183                      16,990               16,515
12/31/97       15,575                      17,282               16,882



GT GLOBAL AMERICA VALUE FUND
PERFORMANCE SUMMARY

[EDGAR REPRESENTATION OF GRAPH]

CLASS B SHARES
                GT GLOBAL AMERICA VALUE FUND   S&P 500 INDEX         S&P 500 BARRA VALUE INDEX
10/18/95                 10,000                   10,000                     10,000
                         10,009                    9,905                      9,922
                         10,866                   10,340                     10,360
                         11,155                   10,539                     10,647
                         11,487                   10,898                     10,965
                         11,461                   10,999                     11,068
                         11,706                   11,105                     11,327
                         12,196                   11,268                     11,443
                         12,808                   11,559                     11,616
                         12,528                   11,603                     11,560
                         11,776                   11,090                     11,072
                         11,986                   11,324                     11,378
                         12,642                   11,962                     11,864
                         12,765                   12,292                     12,266
11/30/96                 12,957                   13,221                     13,204
                         12,756                   12,959                     12,987
                         13,343                   13,768                     13,586
                         13,545                   13,876                     13,685
                         12,940                   13,306                     13,217
                         13,238                   14,100                     13,713
                         13,993                   14,959                     14,573
                         14,510                   15,629                     15,129
                         15,966                   16,873                     16,340
                         15,493                   15,927                     15,601
                         16,335                   16,800                     16,515
                         15,484                   16,239                     15,909
                         15,721                   16,990                     16,515
12/31/97                 16,128                   17,282                     16,882


The charts above show performance of GT Global America Value Fund Class A and Class B shares since inception, versus the S&P 500. The top chart assumes a hypothetical $10,000 initial investment in Class A shares and reflects all Fund expenses and the maximum 4.75% sales charge. For Class B shares, results reflect all Fund expenses and the applicable contingent deferred sales charge (5% in the first year, decreasing to 0% after six years), assuming a complete redemption at the end of the period. A $10,000 investment in Advisor Class shares at inception on October 18, 1995, would have been worth $16,500 on December 31, 1997.

AVERAGE ANNUAL TOTAL RETURNS %(1)
DECEMBER 31, 1997


                     WITHOUT SALES CHARGE(2)          WITH SALES CHARGE
 SHARE CLASS         1-YEAR      LIFE OF FUND(3)    1-YEAR    LIFE OF FUND(3)
 CLASS A              27.23           25.01          21.19         22.28
 CLASS B              26.44           24.23          21.44         23.18
 ADVISOR CLASS(4)     27.78           25.53           N/A           N/A

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value.
(2) Performance data do not reflect the maximum 4.75% sales charge or the contingent deferred sales charge for Class A and Class B shares, respectively, which, if included, would have reduced quoted performance.
(3)  The Fund began operations on October 18, 1995.
(4) Advisor Class shares are not sold directly to the general public. They are only available through certain employee benefit plans, financial institutions and other entities that have entered into specific agreements with GT Global. Please see the Fund's prospectus for more complete information.

The above data represent past performance of Fund shares, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

From time to time, the Fund's investment advisor may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and reimbursements are subject to change.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA VALUE FUND


INTERVIEW WITH PORTFOLIO MANAGERS
TED UJAZDOWSKI & ADAM SCHEINER

Q HOW DID THE FUND PERFORM?

A The GT Global America Value Fund produced strong absolute returns for the 12 months ended December 31, 1997 of 27.23% for Class A shares (21.19% including the maximum 4.75% sales charge); total return for Class B shares was 26.44% (21.44% including the effect of the maximum 5% contingent deferred sales charge). Over the same period the S&P 500(5) returned 33.36% and the S&P Barra Value Index(6) returned 30.0%.

More than 90% of actively managed equity fund managers underperformed the S&P 500 Index in 1997, mainly due to the popularity of very large cap stocks. This has resulted in a very narrow market in which the top 10 stock performers in the S&P 500 Index in 1997 accounted for 26 percentage points of the index return. Companies currently represented in the portfolio, however, are somewhat smaller than the average for the overall market, as many of the mega-cap stocks are beyond our valuation parameters. We believe this large cap pattern is likely to change as valuations for many of these companies are becoming increasingly stretched.

Q WHAT FACTORS AND HOLDINGS AFFECTED THE FUND'S PERFORMANCE?

A Our significant exposure to financial services boosted returns as the financial services sector was up over 40% in 1997 (based on the S&P Financial Index), despite recent weakness in the large international banks due to problems in the Pacific Rim. The group benefited from a continued decline in interest rates coupled with strong growth and continued large stock buybacks. Banks such as Norwest and BankAmerica were strong, as well as diversified financial services and insurance companies such as Travelers and Allstate. Additionally, our technology holdings, while relatively small, were exceptional performers with Compaq leading returns.

On the other hand, performance was penalized by holdings in some of our special situation stocks, most notably RJR Nabisco and Stone Container. We continue to hold these stocks and believe they still have exceptional value and offer a potential catalyst for change to unlock shareholder value going forward.

The portfolio was also hurt relative to the S&P 500 by its large underweighting in health care. Although many of these stocks were again strong performers in 1997, we did not hold these companies in the portfolio because their valuations exceeded our strict buying parameters.

Q HOW ARE YOU CURRENTLY POSITIONING THE FUND?

A The market environment witnessed in 1997 poses challenges for investors who take an absolute approach to value investing, as opposed to a relative one. Our portfolio continues to be characterized by an average price/earnings (P/E) ratio well below that of the market, with well above average dividend yield. Although we are pleased that approximately 85% of our stock selections showed gains for 1997, we are equally concerned with managing risk. Our overall strategy is to seek to outperform the market through superior stock selection while providing downside protection in the event of a correction.

Financial services continues to be a major area of emphasis. Despite strong gains over the past few years, we feel there is more to come. We believe profit growth expectations are realistic for domesti-

PORTFOLIO CHARACTERISTICS

DECEMBER 31, 1997

                               GT GLOBAL AMERICA
                               VALUE FUND HOLDINGS    S&P 500
# OF HOLDINGS                            55              500
P/E (1997)                            14.7x            19.3x
RELATIVE P/E                            76%             100%
DIVIDEND YIELD                         2.3%             1.6%
RELATIVE YIELD                         143%             100%
PRICE TO BOOK RATIO                    2.6x             3.9x
RELATIVE PRICE TO BOOK RATIO            67%             100%
AVERAGE MARKET CAP                    $26.4            $55.1
($ BILLION)

The data presented here may change based on current market conditions and Fund holdings.


(5) The S&P 500 Index comprises the capitalization-weighted average price of the 500 largest publicly traded U.S. companies. It includes the effect of reinvested dividends and is measured in U.S. dollars.
(6) The S&P Barra Value Index is a subset of the S&P 500 Index that contains firms with lower price/book ratios. It comprises the capitalization-weighted average price of 333 companies, includes the effect of reinvested dividends and is measured in U.S. dollars

Indices are unmanaged, not available for direct investment and do not incur sales charges and professional management fees.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA VALUE FUND   CONTINUED


cally oriented companies and, as a result of recent downward revisions, may even be low for selected international players with dominant franchises.

Additionally, we feel industry consolidation is likely to continue to the benefit of shareholders. The prices of basic industrial companies have lagged in recent months due to fears of lower commodity prices and ample supplies. While we are also reluctant to rely on commodity prices to improve, we believe that weaker prices could spur managements to explore further restructuring or consolidation themes in 1998. We continue to hold a sampling of special situation investments across the chemicals, paper and energy sectors.

Although their recent popularity is somewhat disconcerting, real estate investment trusts (REITs) are currently our third area of emphasis. With good dividend yields and prospects for core growth, total returns from the stocks of many companies in this area are attractive. This is particularly true when compared to the traditional defensive yield issues in the electric utility and telephone areas, which have recently run to full valuation levels notwithstanding continued uncertainties brought on by deregulation.

Q WHAT ARE YOUR EXPECTATIONS FOR VALUE INVESTING FOR THE YEAR AHEAD?

A Volatility in the equity market was common in 1997 and we expect it to increase in the year ahead. For value investors, this can be a positive. However, we believe the most difficult markets in which to find value are those that go straight up. Stock price corrections within a market that is trending upward, therefore, could provide the opportunity of attractive entry points.

--------------------------------------------------------------------------------

GT GLOBAL AMERICA VALUE FUND


ALLOCATION OF NET ASSETS %


                               DECEMBER 31, 1997  DECEMBER 31, 1996
 FINANCE/REITS                         36.6             28.8
 ENERGY                                16.4             18.5
 SERVICES                              14.5             22.6
 MATERIALS/BASIC INDUSTRY              11.2             11.4
 CONSUMER DURABLES                      6.4              5.0
 CONSUMER NON-DURABLES                  5.2              5.1
 TECHNOLOGY                             4.9              2.7
 CAPITAL GOODS                          1.2              7.7
 HEALTH CARE                            N/A              2.5
 SHORT TERM & OTHER                     3.6             (4.3)


Allocations will change based on current market conditions.
A complete listing may be found in the Financial Statements section of this report.

KEY PORTFOLIO HOLDINGS(7) (AS OF DECEMBER 31, 1997)                                       % of
                                                                                        Net Assets

INTERNATIONAL BUSINESS MACHINES CORP.  Manufactures micro and personal                     2.9
computers. The company also supplies mainframe computers and other information processing equipment, software and networking products and peripheral equipment.

STUDENT LOAN MARKETING ASSOCIATION (SALLIE MAE)  A financial intermediary                  2.9
serving the education credit market, the company purchases and services student loans made under federally sponsored loan programs.

FORD MOTOR COMPANY  Manufactures and sells automobiles, trucks and related parts           2.9
and accessories globally. Ford also provides financial services through its subsidiaries Ford Credit, The Associates First Capital Corp. and Hertz Corp.

IMPERIAL CHEMICAL INDUSTRIES  Imperial is an international chemical company that           2.9
produces paints, acrylics, polyurethanes, films, chemicals and polymers, tioxide and explosives.

BELL ATLANTIC CORPORATION  Provides a wide variety of phone and cable-TV                   2.8
services throughout the northeast and mid-Atlantic region. Bell Atlantic's telecommunications services include local and wireless phone services within the
Northeast.

FEDERATED DEPARTMENT STORES, INC.  Federated operates full-line department                 2.7
stores. The company's stores include Bloomingdale's, Burdines, Macy's and
Stern's.

TRAVELERS GROUP, INC. Through its subsidiaries, Travelers offers multiline                 2.6
insurance, financial and health care services primarily to customers in the
United States.

RJR NABISCO HOLDINGS CORP.  This is the parent company of RJR Nabisco, Inc., an            2.5
international consumer products company, whose major operating companies are
R.J. Reynolds Tobacco Co., R.J. Reynolds International and Nabisco Holdings
Corp.

ALLSTATE CORP.  Provides property-liability and life insurance policies. The               2.5
company primarily offers private passenger automobile and homeowners insurance.

CHASE MANHATTAN CORP.  A bank holding company, Chase conducts domestic and                 2.5
international financial services through various bank and non-bank subsidiaries.

Source: Bloomberg, January 1998.
(7) There is no assurance the Fund will continue to hold these or any other securities mentioned in this report.

GT GLOBAL
AMERICA FUNDS

FINANCIAL
STATEMENTS

                            GT GLOBAL AMERICA FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of GT Global Growth Series:

We have audited the accompanying statements of assets and liabilities of GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, three of the funds organized as a series of GT Global Growth Series, including the portfolios of investments, as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the GT Global America Small Cap Growth Fund - Consolidated, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund - Consolidated, as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
FEBRUARY 17, 1998

                                       F1

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (33.0%)
  Signature Resorts, Inc.-/- ................................   US             45,550   $    996,400         3.0
    LEISURE & TOURISM
  Personnel Group of America, Inc.-/- .......................   US             25,700        848,100         2.5
    BUSINESS & PUBLIC SERVICES
  Insight Enterprises, Inc.-/- ..............................   US             20,700        760,725         2.3
    RETAILERS-OTHER
  Vistana, Inc.-/- ..........................................   US             26,900        618,700         1.8
    LEISURE & TOURISM
  American Disposal Services, Inc.-/- .......................   US             16,700        609,550         1.8
    CONSUMER SERVICES
  CDW Computer Centers, Inc.-/- .............................   US             11,000        573,375         1.7
    RETAILERS-OTHER
  Superior Services, Inc.-/- ................................   US             18,000        519,750         1.5
    CONSUMER SERVICES
  Lason Holdings, Inc.-/- ...................................   US             19,000        505,875         1.5
    CONSUMER SERVICES
  BA Merchant Services, Inc. "A"-/- .........................   US             28,400        504,100         1.5
    BUSINESS & PUBLIC SERVICES
  Comfort Systems USA, Inc.-/- ..............................   US             22,800        450,300         1.3
    BUSINESS & PUBLIC SERVICES
  HA-LO Industries, Inc.-/- .................................   US             17,200        447,200         1.3
    CONSUMER SERVICES
  Clear Channel Communications, Inc.-/- .....................   US              5,600        444,850         1.3
    TELECOM - OTHER
  Caribiner International, Inc.-/- ..........................   US              9,300        413,850         1.2
    CONSUMER SERVICES
  Henry Schein, Inc.-/- .....................................   US             11,400        399,000         1.2
    RETAILERS-OTHER
  Lamar Advertising Co.-/- ..................................   US              9,700        385,575         1.1
    BUSINESS & PUBLIC SERVICES
  C.H. Robinson Worldwide, Inc. .............................   US             16,600        371,425         1.1
    TRANSPORTATION - SHIPPING
  Jevic Transportation, Inc.-/- .............................   US             21,100        340,238         1.0
    TRANSPORTATION - SHIPPING
  Universal Outdoor Holdings, Inc.-/- .......................   US              5,900        306,800         0.9
    BUSINESS & PUBLIC SERVICES
  Bright Horizons, Inc.-/- ..................................   US             16,000        300,000         0.9
    CONSUMER SERVICES
  Hagler Bailly, Inc.-/- ....................................   US             10,900        245,250         0.7
    BUSINESS & PUBLIC SERVICES
  Service Experts, Inc.-/- ..................................   US              8,400        240,450         0.7
    CONSUMER SERVICES
  Industrial Distribution Group, Inc.-/- ....................   US             13,900        218,056         0.6
    WHOLESALE & INTERNATIONAL TRADE
  Execustay Corp.-/- ........................................   US             19,300        188,175         0.6
    LEISURE & TOURISM
  BridgeStreet Accommodations, Inc.-/- ......................   US             17,700        179,766         0.5
    CONSUMER SERVICES
  EduTrek International, Inc. "A"-/- ........................   US              4,900        127,400         0.4
    BUSINESS & PUBLIC SERVICES

    The accompanying notes are an integral part of the financial statements.

                                       F2

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Linens 'N Things, Inc.-/- .................................   US              1,800   $     78,525         0.2
    RETAILERS-APPAREL
  NEXTLINK Communications, Inc. "A"-/- ......................   US              3,600         76,725         0.2
    TELEPHONE - REGIONAL/LOCAL
  Coldwater Creek, Inc.-/- ..................................   US              1,800         60,750         0.2
    RETAILERS-OTHER
                                                                                        ------------
                                                                                          11,210,910
                                                                                        ------------
Health Care (14.3%)
  Jones Medical Industries, Inc. ............................   US             16,700        638,775         1.9
    MEDICAL TECHNOLOGY & SUPPLIES
  SangStat Medical Corp.-/- .................................   US              9,400        380,700         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  Atria Communities, Inc.-/- ................................   US             21,300        364,763         1.1
    HEALTH CARE SERVICES
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL            9,400        364,250         1.1
    MEDICAL TECHNOLOGY & SUPPLIES
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US             47,900        356,256         1.1
    PHARMACEUTICALS
  AmeriSource Health Corp. "A"-/- ...........................   US              5,600        329,000         1.0
    HEALTH CARE SERVICES
  Waters Corp.-/- ...........................................   US              8,500        319,813         1.0
    MEDICAL TECHNOLOGY & SUPPLIES
  Arris Pharmaceutical Corp.-/- .............................   US             36,800        308,200         0.9
    PHARMACEUTICALS
  Pharmacopeia, Inc.-/- .....................................   US             18,100        289,600         0.9
    BIOTECHNOLOGY
  Lunar Corp.-/- ............................................   US             13,800        282,900         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  VIVUS, Inc.-/- ............................................   US             24,600        261,375         0.8
    MEDICAL TECHNOLOGY & SUPPLIES
  COR Therapeutics, Inc.-/- .................................   US              9,700        218,250         0.6
    BIOTECHNOLOGY
  Focal, Inc.-/- ............................................   US             18,000        191,250         0.6
    MEDICAL TECHNOLOGY & SUPPLIES
  Nitinol Medical Technologies, Inc.-/- .....................   US             15,000        120,000         0.4
    MEDICAL TECHNOLOGY & SUPPLIES
  Gilead Sciences, Inc.-/- ..................................   US              2,700        103,275         0.3
    BIOTECHNOLOGY
  AmeriPath, Inc.-/- ........................................   US              5,800         98,600         0.3
    HEALTH CARE SERVICES
  Depotech Corp.-/- .........................................   US             23,500         83,719         0.3
    PHARMACEUTICALS
  Sofamor Danek Group, Inc.-/- ..............................   US                600         39,038         0.1
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                           4,749,764
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F3

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Technology (13.2%)
  Software AG Systems, Inc.-/- ..............................   US             31,600   $    458,200         1.4
    SOFTWARE
  Documentum, Inc.-/- .......................................   US             10,000        421,250         1.3
    SOFTWARE
  Analysts International Corp. ..............................   US             11,050        381,225         1.1
    COMPUTERS & PERIPHERALS
  Roper Industries, Inc. ....................................   US             12,600        355,950         1.1
    INSTRUMENTATION & TEST
  Pegasystems, Inc.-/- ......................................   US             16,000        323,000         1.0
    SOFTWARE
  Integrated Circuit Systems, Inc.-/- .......................   US             10,900        310,650         0.9
    SEMICONDUCTORS
  MRV Communications, Inc.-/- ...............................   US             12,900        307,988         0.9
    TELECOM TECHNOLOGY
  Ciber, Inc.-/- ............................................   US              4,800        278,400         0.8
    COMPUTERS & PERIPHERALS
  Inacom Corp.-/- ...........................................   US              9,300        260,981         0.8
    COMPUTERS & PERIPHERALS
  Peerless Systems Corp.-/- .................................   US             18,500        238,188         0.7
    SOFTWARE
  Metro Information Services, Inc.-/- .......................   US              7,700        213,675         0.6
    COMPUTERS & PERIPHERALS
  Aspect Development, Inc.-/- ...............................   US              3,400        176,800         0.5
    SOFTWARE
  Logility, Inc.-/- .........................................   US             18,100        176,475         0.5
    SOFTWARE
  Cirrus Logic, Inc.-/- .....................................   US             15,800        167,875         0.5
    SEMICONDUCTORS
  Pericom Semiconductor Corp.-/- ............................   US             15,400        112,613         0.3
    SEMICONDUCTORS
  FactSet Research Systems, Inc.-/- .........................   US              2,300         70,725         0.2
    COMPUTERS & PERIPHERALS
  Aehr Test Systems-/- ......................................   US              8,400         67,200         0.2
    INSTRUMENTATION & TEST
  PRI Automation, Inc.-/- ...................................   US              2,000         57,750         0.2
    COMPUTERS & PERIPHERALS
  Excel Switching Corp.-/- ..................................   US              2,800         50,050         0.2
    TELECOM TECHNOLOGY
                                                                                        ------------
                                                                                           4,428,995
                                                                                        ------------
Finance (9.3%)
  AmeriCredit Corp.-/- ......................................   US             15,100        418,081         1.2
    CONSUMER FINANCE
  Camden Property Trust .....................................   US             13,400        415,400         1.2
    REAL ESTATE INVESTMENT TRUST
  LaSalle Partners, Inc.-/- .................................   US             11,500        409,688         1.2
    REAL ESTATE
  Affiliated Managers Group, Inc.-/- ........................   US             13,000        377,000         1.1
    INVESTMENT MANAGEMENT

    The accompanying notes are an integral part of the financial statements.

                                       F4

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  ARM Financial Group, Inc. "A"-/- ..........................   US             13,200   $    348,150         1.0
    INVESTMENT MANAGEMENT
  HomeSide, Inc.-/- .........................................   US             12,000        330,750         1.0
    SAVINGS & LOANS
  Stirling Cooke Brown Holdings Ltd.-/- .....................   US              8,900        218,050         0.6
    INSURANCE - PROPERTY-CASUALTY
  Resource America, Inc. "A" ................................   US              3,900        178,425         0.5
    CONSUMER FINANCE
  American Capital Strategies Ltd. ..........................   US              9,800        177,625         0.5
    CONSUMER FINANCE
  PAULA Financial-/- ........................................   US              5,800        133,400         0.4
    REAL ESTATE
  Tower Realty Trust, Inc. ..................................   US              5,100        125,588         0.4
    REAL ESTATE INVESTMENT TRUST
  Citizens National Bank of Texas ...........................   US              6,600         82,500         0.2
    BANKS-REGIONAL
                                                                                        ------------
                                                                                           3,214,657
                                                                                        ------------
Capital Goods (7.4%)
  General Cable Corp.-/- ....................................   US             17,500        633,281         1.9
    INDUSTRIAL COMPONENTS
  Knoll, Inc.-/- ............................................   US             18,400        591,100         1.8
    OFFICE EQUIPMENT
  Chart Industries, Inc. ....................................   US             17,100        390,094         1.2
    MACHINERY & ENGINEERING
  OSI Systems, Inc.-/- ......................................   US             22,300        273,175         0.8
    ELECTRICAL PLANT/EQUIPMENT
  Wyman-Gordon Co.-/- .......................................   US             13,700        268,863         0.8
    ELECTRICAL PLANT/EQUIPMENT
  The Middleby Corp.-/- .....................................   US             20,700        161,719         0.5
    MACHINERY & ENGINEERING
  Power-One, Inc.-/- ........................................   US              9,000        123,750         0.4
    INDUSTRIAL COMPONENTS
                                                                                        ------------
                                                                                           2,441,982
                                                                                        ------------
Energy (5.4%)
  Newfield Exploration Co.-/- ...............................   US             27,900        650,419         1.9
    OIL
  Hanover Compressor Co.-/- .................................   US             27,800        556,000         1.7
    ENERGY EQUIPMENT & SERVICES
  Pride International, Inc.-/- ..............................   US             10,400        262,600         0.8
    OIL
  ADAC Laboratories-/- ......................................   US             13,100        258,725         0.8
    ENERGY EQUIPMENT & SERVICES
  Dril-Quip, Inc.-/- ........................................   US              2,000         70,250         0.2
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                           1,797,994
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F5

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Non-Durables (4.2%)
  JLK Direct Distribution, Inc. "A"-/- ......................   US             20,200   $    565,600         1.7
    OTHER CONSUMER GOODS
  DM Management Co.-/- ......................................   US             20,900        326,563         1.0
    OTHER CONSUMER GOODS
  GameTech International, Inc.-/- ...........................   US             30,100        323,575         1.0
    RECREATION
  Meadowcraft, Inc.-/- ......................................   US             13,600        159,800         0.5
    HOUSEHOLD PRODUCTS
                                                                                        ------------
                                                                                           1,375,538
                                                                                        ------------
Materials/Basic Industry (3.9%)
  Cambrex Corp. .............................................   US             10,100        464,600         1.4
    CHEMICALS
  Gibraltar Steel Corp.-/- ..................................   US             22,600        446,350         1.3
    METALS - STEEL
  Crompton & Knowles Corp. ..................................   US             12,700        336,550         1.0
    CHEMICALS
  Steel Dynamics, Inc.-/- ...................................   US              4,200         67,200         0.2
    METALS - STEEL
                                                                                        ------------
                                                                                           1,314,700
                                                                                        ------------
Consumer Durables (3.8%)
  Avis Rent A Car, Inc.-/- ..................................   US             17,000        542,938         1.6
    AUTOMOBILES
  Tower Automotive, Inc.-/- .................................   US             10,800        454,275         1.3
    AUTO PARTS
  Aftermarket Technology Corp.-/- ...........................   US             17,400        315,375         0.9
    AUTO PARTS
                                                                                        ------------
                                                                                           1,312,588
                                                                                        ------------
Multi-Industry/Miscellaneous (2.5%)
  Cornell Corrections, Inc.-/- ..............................   US             23,500        487,625         1.4
    MISCELLANEOUS
  Equity Corporation International-/- .......................   US             15,600        360,750         1.1
    MISCELLANEOUS
                                                                                        ------------
                                                                                             848,375
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $31,799,304) .................                             32,695,503        97.0
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                       F6

             GT GLOBAL AMERICA SMALL CAP GROWTH FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%
   collateralized by $905,000 U.S. Treasury Notes, 5.75% due
   12/31/98 (market value of collateral is $905,993,
   including accrued interest). (cost $884,000)  ............                           $    884,000         2.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $32,683,304)  * .....................                             33,579,503        99.6
Other Assets and Liabilities ................................                                131,240         0.4
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 33,710,743       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $32,768,260 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,952,339
                 Unrealized depreciation:            (2,141,096)
                                                  -------------
                 Net unrealized appreciation:     $     811,243
                                                  -------------
                                                  -------------

    The accompanying notes are an integral part of the financial statements.

                                       F7

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (36.5%)
  Cendant Corp.-/- ..........................................   US            924,232   $ 31,770,471         6.2
    RETAILERS-OTHER
  Snyder Communications, Inc.-/- ............................   US            571,700     20,867,050         4.1
    CONSUMER SERVICES
  Outdoor Systems, Inc.-/- ..................................   US            477,325     18,317,347         3.6
    BUSINESS & PUBLIC SERVICES
  Signature Resorts, Inc.-/- ................................   US            789,900     17,279,063         3.4
    LEISURE & TOURISM
  Hilton Hotels Corp. .......................................   US            502,100     14,937,475         2.9
    LEISURE & TOURISM
  U.S. Office Products Co.-/- ...............................   US            734,650     14,417,506         2.8
    CONSUMER SERVICES
  Caribiner International, Inc.-/- ..........................   US            320,500     14,262,250         2.8
    CONSUMER SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US            264,900     13,774,800         2.7
    BUSINESS & PUBLIC SERVICES
  Mirage Resorts, Inc.-/- ...................................   US            381,900      8,688,225         1.7
    LEISURE & TOURISM
  Nextel Communications, Inc. "A"-/- ........................   US            303,300      7,885,800         1.5
    WIRELESS COMMUNICATIONS
  Valassis Communications, Inc.-/- ..........................   US            209,400      7,747,800         1.5
    BROADCASTING & PUBLISHING
  Paychex, Inc. .............................................   US            140,200      7,097,625         1.4
    CONSUMER SERVICES
  Service Corporation International .........................   US            137,500      5,078,906         1.0
    CONSUMER SERVICES
  Wolverine World Wide, Inc. ................................   US            201,600      4,561,200         0.9
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                         186,685,518
                                                                                        ------------
Finance (14.6%)
  Conseco, Inc. .............................................   US            348,200     15,821,338         3.1
    INSURANCE - MULTI-LINE
  GreenPoint Financial Corp. ................................   US            154,100     11,181,881         2.2
    BANKS-REGIONAL
  CMAC Investment Corp. .....................................   US            149,700      9,038,138         1.8
    INSURANCE - PROPERTY-CASUALTY
  National Commerce Bancorp. ................................   US            252,800      8,911,200         1.7
    OTHER FINANCIAL
  Exel Ltd. .................................................   US            120,500      7,636,688         1.5
    INSURANCE - PROPERTY-CASUALTY
  The CIT Group, Inc. "A"-/- ................................   US            228,400      7,365,900         1.4
    CONSUMER FINANCE
  Consolidated Capital Corp.-/- .............................   US            323,500      6,571,094         1.3
    INVESTMENT MANAGEMENT
  Student Loan Marketing Association ........................   US             42,800      5,954,550         1.2
    OTHER FINANCIAL
  Ace Ltd. ..................................................   US             20,100      1,939,650         0.4
    INSURANCE - PROPERTY-CASUALTY
                                                                                        ------------
                                                                                          74,420,439
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                       F8

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Health Care (11.1%)
  AmeriSource Health Corp. "A"-/- ...........................   US            214,600   $ 12,607,750         2.5
    HEALTH CARE SERVICES
  McKesson Corp. ............................................   US            114,600     12,398,288         2.4
    HEALTH CARE SERVICES
  HBO & Co. .................................................   US            203,800      9,782,400         1.9
    HEALTH CARE SERVICES
  Quintiles Transnational Corp.-/- ..........................   US            246,100      9,413,325         1.8
    HEALTH CARE SERVICES
  Covance, Inc.-/- ..........................................   US            337,000      6,697,875         1.3
    HEALTH CARE SERVICES
  Guidant Corp. .............................................   US             97,400      6,063,150         1.2
    MEDICAL TECHNOLOGY & SUPPLIES
                                                                                        ------------
                                                                                          56,962,788
                                                                                        ------------
Technology (11.1%)
  PeopleSoft, Inc.-/- .......................................   US            380,600     14,843,400         2.9
    SOFTWARE
  Sterling Commerce, Inc.-/- ................................   US            365,200     14,037,375         2.7
    SOFTWARE
  Ciena Corp.-/- ............................................   US            186,700     11,412,038         2.2
    TELECOM TECHNOLOGY
  CBT Group PLC - ADR-/- {\/} ...............................   IRE           110,800      9,099,450         1.8
    COMPUTERS & PERIPHERALS
  Pegasystems, Inc.-/- ......................................   US            371,300      7,495,619         1.5
    SOFTWARE
                                                                                        ------------
                                                                                          56,887,882
                                                                                        ------------
Materials/Basic Industry (9.7%)
  Crompton & Knowles Corp. ..................................   US            529,200     14,023,800         2.7
    CHEMICALS
  International Specialty Products, Inc.-/- .................   US            834,000     12,457,875         2.4
    CHEMICALS
  Sealed Air Corp.-/- .......................................   US            201,000     12,411,750         2.4
    PLASTICS & RUBBER
  J. Ray McDermott S.A.-/- ..................................   US            263,900     11,347,700         2.2
    BUILDING MATERIALS & COMPONENTS
                                                                                        ------------
                                                                                          50,241,125
                                                                                        ------------
Energy (8.6%)
  Cooper Cameron Corp.-/- ...................................   US            170,500     10,400,500         2.0
    ENERGY EQUIPMENT & SERVICES
  BJ Services Co.-/- ........................................   US            120,600      8,675,663         1.7
    ENERGY EQUIPMENT & SERVICES
  Anadarko Petroleum Corp. ..................................   US            138,900      8,429,494         1.7
    OIL
  Smith International, Inc.-/- ..............................   US            135,600      8,322,450         1.6
    ENERGY EQUIPMENT & SERVICES

    The accompanying notes are an integral part of the financial statements.

                                       F9

                     GT GLOBAL AMERICA MID CAP GROWTH FUND

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Santa Fe International Corp. ..............................   US            198,200   $  8,064,263         1.6
    ENERGY EQUIPMENT & SERVICES
                                                                                        ------------
                                                                                          43,892,370
                                                                                        ------------
Consumer Durables (4.1%)
  Avis Rent A Car, Inc.-/- ..................................   US            326,900     10,440,369         2.0
    AUTOMOBILES
  Hertz Corp. "A" ...........................................   US            152,500      6,138,125         1.2
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US            235,000      4,817,500         0.9
    AUTOMOBILES
                                                                                        ------------
                                                                                          21,395,994
                                                                                        ------------
Multi-Industry/Miscellaneous (2.4%)
  Corrections Corporation of America-/- .....................   US            324,500     12,026,781         2.4
                                                                                        ------------
    MISCELLANEOUS
Consumer Non-Durables (1.3%)
  International Home Foods, Inc.-/- .........................   US            240,400      6,731,200         1.3
                                                                                        ------------
    FOOD
Capital Goods (1.3%)
  U.S. Filter Corp.-/- ......................................   US            213,100      6,379,681         1.3
    ENVIRONMENTAL
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $450,142,030) ................                            515,623,778       100.7
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $20,985,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $21,004,684,
   including accrued interest).
   (cost $20,589,000)  ......................................                             20,589,000         4.0
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $470,731,030)  * ....................                            536,212,778       104.7
Other Assets and Liabilities ................................                            (23,930,616)       (4.7)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $512,282,162       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $472,057,961 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  72,285,341
                 Unrealized depreciation:            (8,130,524)
                                                  -------------
                 Net unrealized appreciation:     $  64,154,817
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F10

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (36.6%)
  Student Loan Marketing Association ........................   US              5,175   $    719,972         2.9
    OTHER FINANCIAL
  Travelers Group, Inc. .....................................   US             11,850        638,419         2.6
    INSURANCE - MULTI-LINE
  Allstate Corp. ............................................   US              6,875        624,766         2.5
    INSURANCE - MULTI-LINE
  Chase Manhattan Corp. .....................................   US              5,675        621,413         2.5
    BANKS-MONEY CENTER
  Household International, Inc. .............................   US              4,600        586,779         2.4
    OTHER FINANCIAL
  NationsBank Corp. .........................................   US              9,600        583,800         2.3
    BANKS-SUPER REGIONAL
  First Union Corp. (N.C.) ..................................   US             11,300        579,125         2.3
    BANKS-SUPER REGIONAL
  Exel Ltd. .................................................   US              8,900        564,038         2.3
    INSURANCE - PROPERTY-CASUALTY
  BankAmerica Corp. .........................................   US              7,250        529,250         2.1
    BANKS-SUPER REGIONAL
  Citicorp ..................................................   US              4,100        518,394         2.1
    BANKS-MONEY CENTER
  Fleet Financial Group, Inc. ...............................   US              5,800        434,638         1.8
    BANKS-SUPER REGIONAL
  GreenPoint Financial Corp. ................................   US              5,900        428,119         1.7
    BANKS-REGIONAL
  Norwest Corp. .............................................   US             10,950        422,944         1.7
    BANKS-REGIONAL
  Equity Office Properties Trust ............................   US              9,700        306,156         1.2
    REAL ESTATE INVESTMENT TRUST
  Crescent Real Estate Equities Co. .........................   US              7,200        283,500         1.1
    REAL ESTATE INVESTMENT TRUST
  Tower Realty Trust, Inc. ..................................   US             11,100        273,338         1.1
    REAL ESTATE INVESTMENT TRUST
  Patriot American Hospitality, Inc. ........................   US              9,198        265,017         1.1
    REAL ESTATE INVESTMENT TRUST
  Equity Residential Property Trust .........................   US              4,875        246,492         1.0
    REAL ESTATE INVESTMENT TRUST
  Highwoods Properties, Inc. ................................   US              6,425        238,930         1.0
    REAL ESTATE INVESTMENT TRUST
  Felcor Suite Hotels, Inc. .................................   US              6,025        213,888         0.9
    REAL ESTATE INVESTMENT TRUST
                                                                                        ------------
                                                                                           9,078,978
                                                                                        ------------
Energy (16.4%)
  McDermott International, Inc. .............................   US             13,900        509,088         2.0
    ENERGY EQUIPMENT & SERVICES
  Mobil Corp. ...............................................   US              6,300        454,781         1.8
    OIL
  Amerada Hess Corp. ........................................   US              8,025        440,372         1.8
    OIL

    The accompanying notes are an integral part of the financial statements.

                                      F11

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy (Continued)
  Tosco Corp. ...............................................   US             10,600   $    400,813         1.6
    GAS PRODUCTION & DISTRIBUTION
  Unocal Corp. ..............................................   US              9,800        380,363         1.5
    OIL
  Ultramar Diamond Shamrock Corp. ...........................   US             11,925        380,109         1.5
    OIL
  Pinnacle West Capital Corp. ...............................   US              8,025        340,059         1.4
    ELECTRICAL & GAS UTILITIES
  Texaco, Inc. ..............................................   US              5,850        318,094         1.3
    OIL
  Edison International ......................................   US             10,300        280,031         1.1
    ELECTRICAL & GAS UTILITIES
  Central & South West Corp. ................................   US              8,700        235,444         1.0
    ELECTRICAL & GAS UTILITIES
  GPU, Inc. .................................................   US              5,225        220,103         0.9
    ELECTRICAL & GAS UTILITIES
  CMS Energy Corp. ..........................................   US              2,550        112,359         0.5
    ELECTRICAL & GAS UTILITIES
                                                                                        ------------
                                                                                           4,071,616
                                                                                        ------------
Services (14.5%)
  Bell Atlantic Corporation .................................   US              7,500        682,500         2.8
    TELEPHONE - REGIONAL/LOCAL
  Federated Department Stores, Inc.-/- ......................   US             15,800        680,388         2.7
    RETAILERS-APPAREL
  U.S. West, Inc. ...........................................   US             12,500        564,063         2.3
    TELEPHONE - REGIONAL/LOCAL
  Burlington Northern, Inc. .................................   US              6,000        557,625         2.3
    TRANSPORTATION - ROAD & RAIL
  The Limited, Inc. .........................................   US             19,825        505,538         2.0
    RETAILERS-APPAREL
  Time Warner, Inc. .........................................   US              5,525        342,550         1.4
    BROADCASTING & PUBLISHING
  ITT Corp.-/- ..............................................   US              3,100        256,913         1.0
    LEISURE & TOURISM
                                                                                        ------------
                                                                                           3,589,577
                                                                                        ------------
Materials/Basic Industry (11.2%)
  Imperial Chemical Industries PLC - ADR{\/} ................   UK             10,900        707,819         2.9
    CHEMICALS
  Hercules, Inc. ............................................   US              8,075        404,255         1.6
    CHEMICALS
  Stone Container Corp.-/- ..................................   US             38,600        402,888         1.6
    PAPER/PACKAGING
  Crompton & Knowles Corp. ..................................   US             14,400        381,600         1.5
    CHEMICALS
  W.R. Grace & Co. ..........................................   US              4,225        339,848         1.4
    CHEMICALS
  Aluminum Company of America (ALCOA) .......................   US              4,400        309,650         1.2
    METALS - NON-FERROUS

    The accompanying notes are an integral part of the financial statements.

                                      F12

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Materials/Basic Industry (Continued)
  PPG Industries, Inc. ......................................   US              4,200   $    239,925         1.0
    CHEMICALS
                                                                                        ------------
                                                                                           2,785,985
                                                                                        ------------
Consumer Durables (6.4%)
  Ford Motor Co. ............................................   US             14,650        713,272         2.9
    AUTOMOBILES
  Chrysler Corp. ............................................   US             12,725        447,761         1.8
    AUTOMOBILES
  Dollar Thrifty Automotive Group, Inc.-/- ..................   US             20,000        410,000         1.7
    AUTOMOBILES
                                                                                        ------------
                                                                                           1,571,033
                                                                                        ------------
Consumer Non-Durables (5.2%)
  RJR Nabisco Holdings Corp. ................................   US             16,875        632,813         2.5
    TOBACCO
  Philip Morris Cos., Inc. ..................................   US              8,550        387,422         1.6
    TOBACCO
  Fruit of the Loom, Inc.-/- ................................   US             10,700        274,188         1.1
    TEXTILES & APPAREL
                                                                                        ------------
                                                                                           1,294,423
                                                                                        ------------
Technology (4.9%)
  International Business Machines Corp. .....................   US              7,000        731,938         2.9
    COMPUTERS & PERIPHERALS
  Compaq Computer Corp.-/- ..................................   US              8,950        505,116         2.0
    COMPUTERS & PERIPHERALS
                                                                                        ------------
                                                                                           1,237,054
                                                                                        ------------
Capital Goods (1.2%)
  Textron, Inc. .............................................   US              4,800        300,000         1.2
    AEROSPACE/DEFENSE
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $21,927,922) .................                             23,928,666        96.4
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL AMERICA VALUE FUND - CONSOLIDATED

                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated December 31, 1997, with State Street Bank & Trust
   Co., due January 2, 1998, for an effective yield of 5.80%, collateralized by $1,130,000 U.S. Treasury Notes, 5.75%
   due 12/31/98 (market value of collateral is $1,131,060,
   including accrued interest).
   (cost $1,104,000)  .......................................                           $  1,104,000         4.4
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $23,031,922)  * .....................                             25,032,666       100.8
Other Assets and Liabilities ................................                               (208,051)       (0.8)
                                                                                        ------------       -----

NET ASSETS ..................................................                           $ 24,824,615       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
          * For Federal income tax purposes, cost is $23,069,999 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $   2,281,685
                 Unrealized depreciation:              (319,018)
                                                  -------------
                 Net unrealized appreciation:     $   1,962,667
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F14

                            GT GLOBAL AMERICA FUNDS

                              STATEMENTS OF ASSETS
                                 AND LIABILITIES
                               December 31, 1997

--------------------------------------------------------------------------------

                                                                                          GT GLOBAL
                                                                        ---------------------------------------------
                                                                           AMERICA         AMERICA
                                                                          SMALL CAP        MID CAP        AMERICA
                                                                            GROWTH         GROWTH          VALUE
                                                                        FUND-CONSOLIDATED     FUND     FUND-CONSOLIDATED
                                                                        --------------  -------------  --------------
Assets:
  Investments in securities, at value (cost $32,683,304; $470,731,030;
   and $23,031,922, respectively) (Note 1)............................    $33,579,503    $536,212,778    $25,032,666
  U.S. currency.......................................................           927             295            988
  Dividends receivable................................................        10,766         125,429         42,920
  Interest receivable.................................................           142           3,317            177
  Receivable for Fund shares sold.....................................       358,830         628,959        306,827
  Receivable for securities sold......................................       887,683              --         90,237
  Unamortized organizational costs (Note 1)...........................        49,458              --         49,458
                                                                        --------------  -------------  --------------
    Total assets......................................................    34,887,309     536,970,778     25,523,273
                                                                        --------------  -------------  --------------
Liabilities:
  Payable for custodian fees..........................................         2,924          25,081          2,892
  Payable for Directors' and Trustees' fees and expenses (Note 2).....         5,310           5,062          5,725
  Payable for fund accounting fees (Note 2)...........................         1,488           9,945            652
  Payable for Fund shares repurchased.................................       716,716       3,845,129        356,809
  Payable for investment management and administration fees (Note
   2).................................................................        19,707         306,242            417
  Payable for printing and postage expenses...........................        16,077          31,815         16,948
  Payable for professional fees.......................................        15,217          27,546         19,018
  Payable for registration and filing fees............................        15,960           3,900          8,146
  Payable for securities purchased....................................       348,610      19,887,085        263,514
  Payable for service and distribution expenses (Note 2)..............        21,124         285,634         15,365
  Payable for transfer agent fees (Note 2)............................        11,763         231,778          5,430
  Other accrued expenses..............................................         1,570          29,399          3,642
                                                                        --------------  -------------  --------------
    Total liabilities.................................................     1,176,466      24,688,616        698,558
  Minority interest (Notes 1 & 2).....................................           100              --            100
                                                                        --------------  -------------  --------------
Net assets............................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class A:
Net asset value and redemption price per share ($10,896,107 DIVIDED BY
 763,367;
 $255,674,204 DIVIDED BY 12,169,079; and $7,668,100 DIVIDED BY 444,643
 shares outstanding, respectively) ...................................    $    14.27     $     21.01     $    17.25
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Maximum offering price per share (100/95.25 of $14.27; 100/95.25 of
 $21.01; and 100/95.25 of $17.25, respectively) *.....................    $    14.98     $     22.06     $    18.11
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Class B:+
Net asset value and offering price per share $21,222,157 DIVIDED BY
 1,509,212; $255,468,031 DIVIDED BY 12,580,716; and $16,717,458
 DIVIDED BY 981,035 shares outstanding, respectively).................    $    14.06     $     20.31     $    17.04
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Advisor Class:
Net asset value and offering price per share, and redemption price per share ($1,592,479 DIVIDED BY 110,687; $1,139,927 DIVIDED BY 54,025;
 and $439,057 DIVIDED BY 25,283 shares outstanding, respectively).....    $    14.39     $     21.10     $    17.37
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------
Net assets consist of:
  Paid in capital (Note 4)............................................    $31,557,971    $430,679,692    $22,421,981
  Accumulated net realized gain on investments........................     1,256,573      16,120,722        401,890
  Net unrealized appreciation of investments..........................       896,199      65,481,748      2,000,744
                                                                        --------------  -------------  --------------
Total -- representing net assets applicable to capital shares
 outstanding..........................................................    $33,710,743    $512,282,162    $24,824,615
                                                                        --------------  -------------  --------------
                                                                        --------------  -------------  --------------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F15

                            GT GLOBAL AMERICA FUNDS

                            STATEMENTS OF OPERATIONS

                          Year ended December 31, 1997

--------------------------------------------------------------------------------

                                                                                 GT GLOBAL
                                                                 ------------------------------------------
                                                                    AMERICA       AMERICA
                                                                   SMALL CAP      MID CAP        AMERICA
                                                                    GROWTH         GROWTH         VALUE
                                                                 FUND-CONSOLIDATED     FUND   FUND-CONSOLIDATED
                                                                 -------------  ------------  -------------
Investment income: (Note 1)
  Dividend income..............................................   $    35,957    $2,095,256    $   357,943
  Interest income..............................................        95,213       519,576         46,139
                                                                 -------------  ------------  -------------
    Total investment income....................................       131,170     2,614,832        404,082
                                                                 -------------  ------------  -------------
Expenses:
  Investment management and administration fees (Note 2).......       184,004     3,999,732        113,543
  Amortization of organization costs (Note 1)..................        17,702            --         17,702
  Custodian Fees...............................................        21,876       137,385          9,431
  Directors' and Trustees' fees and expenses (Note 2)..........        14,813        12,580         12,042
  Fund accounting fees (Note 2)................................         6,379       142,274          3,938
  Printing and postage expenses................................        61,435       102,242         51,829
  Professional fees............................................        63,468        72,533         71,745
  Registration and filing fees.................................        72,360        73,688         65,399
  Service and distribution expenses: (Note 2)
    Class A....................................................        33,776       958,593         17,701
    Class B....................................................       148,043     2,781,908        102,587
  Transfer agent fees (Note 2).................................       102,790     1,545,314         59,946
  Other expenses (Note 1)......................................         5,430       156,232          9,271
                                                                 -------------  ------------  -------------
    Total expenses before reductions and reimbursement.........       732,076     9,982,481        535,134
                                                                 -------------  ------------  -------------
      Expenses reimbursed by Chancellor LGT Asset Management,
       Inc. (Note 2)...........................................      (131,297)           --       (151,962)
      Expense reductions (Notes 1 & 5).........................       (20,049)     (600,349)        (1,332)
                                                                 -------------  ------------  -------------
    Total net expenses.........................................       580,730     9,382,132        381,840
                                                                 -------------  ------------  -------------
Net investment income (loss)...................................      (449,560)   (6,767,300)        22,242
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments: (Note 1)
  Net realized gain on investments.............................     2,524,251    91,288,360      1,352,859
  Net change in unrealized appreciation (depreciation) of
   investments.................................................     1,674,235   (23,043,968)     2,016,032
                                                                 -------------  ------------  -------------
Net realized and unrealized gain on investments................     4,198,486    68,244,392      3,368,891
                                                                 -------------  ------------  -------------
Net increase in net assets resulting from operations...........   $ 3,748,926    $61,477,092   $ 3,391,133
                                                                 -------------  ------------  -------------
                                                                 -------------  ------------  -------------

    The accompanying notes are an integral part of the financial statements.

                                      F16

                            GT GLOBAL AMERICA FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                            GT GLOBAL
                                          -----------------------------------------------------------------------------
                                             AMERICA SMALL CAP           AMERICA MID CAP            AMERICA VALUE
                                          GROWTH FUND-CONSOLIDATED         GROWTH FUND            FUND-CONSOLIDATED
                                          ------------------------  -------------------------  ------------------------
                                          YEAR ENDED   YEAR ENDED   YEAR ENDED                 YEAR ENDED   YEAR ENDED
                                           DECEMBER     DECEMBER     DECEMBER     YEAR ENDED    DECEMBER     DECEMBER
                                              31,          31,          31,      DECEMBER 31,      31,          31,
                                             1997         1996         1997          1996         1997         1996
                                          -----------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in net assets
Operations:
  Net investment income (loss)..........   $(449,560)   $(110,516)  $(6,767,300) $ (1,367,346)  $  22,242    $ (30,160)
  Net realized gain on investments and
   foreign currency transactions........   2,524,251    1,264,689    91,288,360    24,339,369   1,352,859      733,904
  Net change in unrealized appreciation
   (depreciation) of investments........   1,674,235     (782,829)  (23,043,968)   76,318,599   2,016,032      (69,965)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase in net assets resulting
     from operations....................   3,748,926      371,344    61,477,092    99,290,622   3,391,133      633,779
                                          -----------  -----------  -----------  ------------  -----------  -----------
Class A:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --     (12,256)          --
  From net realized gain on
   investments..........................    (213,287)    (564,752)  (27,861,047)  (21,518,831)   (482,262)      (7,007)
Class B:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --          --           --
  From net realized gain on
   investments..........................    (410,555)    (727,944)  (29,550,073)  (20,232,121) (1,128,861)     (14,950)
Advisor Class:
Distributions to shareholders: (Note 1)
  From net investment income............          --           --            --            --      (1,610)          --
  From net realized gain on
   investments..........................     (32,021)     (28,106)     (120,835)     (167,680)    (30,657)        (443)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Total distributions.................    (655,863)  (1,320,802)  (57,531,955)  (41,918,632) (1,655,646)     (22,400)
                                          -----------  -----------  -----------  ------------  -----------  -----------
Capital share transactions: (Note 4)
  Increase from capital shares sold and
   reinvested...........................  60,411,522   43,976,336   783,255,935  2,122,781,710 33,884,259   11,770,124
  Decrease from capital shares
   repurchased..........................  (49,371,158) (27,455,528) (954,921,988) (2,246,270,951) (19,018,130) (6,364,460)
                                          -----------  -----------  -----------  ------------  -----------  -----------
    Net increase (decrease) from capital
     share transactions.................  11,040,364   16,520,808   (171,666,053) (123,489,241) 14,866,129   5,405,664
                                          -----------  -----------  -----------  ------------  -----------  -----------
Total increase (decrease) in net
 assets.................................  14,133,427   15,571,350   (167,720,916)  (66,117,251) 16,601,616   6,017,043
Net assets:
  Beginning of year.....................  19,577,316    4,005,966   680,003,078   746,120,329   8,222,999    2,205,956
                                          -----------  -----------  -----------  ------------  -----------  -----------
  End of year  *........................  3$3,710,743  1$9,577,316  $512,282,162 $680,003,078  2$4,824,615   $8,222,999
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------
 * Includes undistributed/accumulated
   net investment income (loss) of......   $      --    $      --   $        --  $         --   $      --    $      --
                                          -----------  -----------  -----------  ------------  -----------  -----------
                                          -----------  -----------  -----------  ------------  -----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F17

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.52     $   11.80      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.18)   **      (0.05) **        0.04*
  Net realized and unrealized gain on
   investments..........................        2.20          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.02          1.64           0.37
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.27     $   12.52      $   11.80
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.23 %       13.81 %         3.24 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  10,896     $   8,448      $   1,931
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.40)%       (0.38)%         1.68 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.00)%       (1.47)%       (20.52)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.92 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.52 %        3.09 %        24.20 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F18

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.42     $   11.78      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.26)   **      (0.14) **        0.02*
  Net realized and unrealized gain on
   investments..........................        2.17          1.70           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        1.91          1.56           0.35
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.06     $   12.42      $   11.78
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       15.47 %       13.14 %         3.06 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  21,222     $  10,694      $   2,024
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (2.05)%       (1.03)%         1.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (2.65)%       (2.12)%       (21.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.57 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.17 %        3.74 %        24.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F19

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                    SMALL CAP GROWTH FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   12.58     $   11.81      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.14)   **         --**        0.05*
  Net realized and unrealized gain on
   investments..........................        2.22          1.69           0.33
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        2.08          1.69           0.38
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net realized gain on
   investments..........................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
    Total distributions.................       (0.27)        (0.92)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   14.39     $   12.58      $   11.81
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       16.63 %       14.22 %         3.32 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,592     $     435      $      52
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (1.05)%       (0.03)%         2.03 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.65)%       (1.12)%       (20.17)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.57 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.17 %        2.74 %        23.85 %(a)
Portfolio turnover rate+................         233 %         150 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0517     $  0.0489            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total Investment Return does not include sales charges.
 (d) Calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.47), $(0.49), and $(0.46) for Class A, Class B, and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.19), $(0.28), and $(0.14) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(0.25), $(0.33), and $(0.21) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                             MID CAP GROWTH FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997        1996        1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.77   $   19.07   $   17.69   $   17.17   $   17.12
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.20)       0.03        0.24        0.04       (0.21)
  Net realized and unrealized gain on
   investments..........................       3.00        2.96        3.93        2.55        1.56
                                          ----------  ----------  ----------  ----------  ----------
    Net increase from investment
     operations.........................       2.80        2.99        4.17        2.59        1.35
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.21)      (0.02)         --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (2.56)      (1.29)      (2.79)      (2.07)      (1.30)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   21.01   $   20.77   $   19.07   $   17.69   $   17.17
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      14.05%      15.65%      23.23%      15.69%        8.3%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,674   $ 343,427   $ 396,291   $ 196,937   $ 116,468
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (0.90)%      0.12%       1.24%       0.17%       (0.7)%
  Without expense reductions............      (1.01)%      0.07%        N/A         N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.37%       1.36%       1.46%       1.58%        1.6%
  Without expense reductions............       1.48%       1.41%        N/A         N/A         N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%         92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A         N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F21

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               MID CAP GROWTH FUND
                                          -------------------------------------------------------------
                                                                    CLASS B++
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993
                                                     YEAR ENDED DECEMBER 31,                   TO
                                          ----------------------------------------------  DECEMBER 31,
                                             1997        1996        1995      1994 (D)       1993
                                          ----------  ----------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.28   $   18.77   $   17.50   $   17.09     $   15.90
                                          ----------  ----------  ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.34)      (0.11)       0.10       (0.09)        (0.29)
  Net realized and unrealized gain on
   investments..........................       2.93        2.91        3.87        2.55          2.78
                                          ----------  ----------  ----------  ----------  -------------
    Net increase from investment
     operations.........................       2.59        2.80        3.97        2.46          2.49
                                          ----------  ----------  ----------  ----------  -------------
Distributions to shareholders:
  From net investment income............         --          --       (0.12)         --            --
  From net realized gain on
   investments..........................      (2.56)      (1.29)      (2.58)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
    Total distributions.................      (2.56)      (1.29)      (2.70)      (2.05)        (1.30)
                                          ----------  ----------  ----------  ----------  -------------
Net asset value, end of period..........  $   20.31   $   20.28   $   18.77   $   17.50     $   17.09
                                          ----------  ----------  ----------  ----------  -------------
                                          ----------  ----------  ----------  ----------  -------------

Total investment return (c).............      13.35%      14.82%      22.42%      15.06%         16.1%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 255,468   $ 334,590   $ 348,435   $  80,060     $   1,982
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.55)%     (0.53)%      0.59%      (0.48)%        (1.3)%(a)
  Without expense reductions............      (1.66)%     (0.58)%       N/A         N/A           N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.02%       2.01%       2.11%       2.23%          2.2%(a)
  Without expense reductions............       2.13%       2.06%        N/A         N/A           N/A
Portfolio turnover rate++++.............        190%        253%         71%        102%           92%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0574   $  0.0536         N/A         N/A           N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F22

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                     MID CAP GROWTH FUND
                                          -----------------------------------------
                                                      ADVISOR CLASS+++
                                          -----------------------------------------
                                                                      JUNE 1, 1995
                                           YEAR ENDED    YEAR ENDED        TO
                                          DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1997          1996          1995
                                          ------------  ------------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   20.76     $   19.05      $   20.61
                                          ------------  ------------  -------------
Income from investment operations:
  Net investment income (loss)..........       (0.15)         0.09           0.21
  Net realized and unrealized gain on
   investments..........................        3.05          2.91           1.09
                                          ------------  ------------  -------------
    Net increase from investment
     operations.........................        2.90          3.00           1.30
                                          ------------  ------------  -------------
Distributions to shareholders:
  From net investment income............          --            --          (0.28)
  From net realized gain on
   investments..........................       (2.56)        (1.29)         (2.58)
                                          ------------  ------------  -------------
    Total distributions.................       (2.56)        (1.29)         (2.86)
                                          ------------  ------------  -------------
Net asset value, end of period..........   $   21.10     $   20.76      $   19.05
                                          ------------  ------------  -------------
                                          ------------  ------------  -------------

Total investment return (c).............       14.54 %       15.72 %         6.01%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   1,140     $   1,986      $   1,394
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................       (0.55)%        0.47 %         1.59%(a)
  Without expense reductions............       (0.66)%        0.42 %          N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................        1.02 %        1.01 %         1.11%(a)
  Without expense reductions............        1.13 %        1.06 %          N/A
Portfolio turnover rate++++.............         190 %         253 %           71%
Average commission rate per share paid
 on portfolio transactions++++..........   $  0.0574     $  0.0536            N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the year.
  + All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover rate and average commission rate are calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F23

                            GT GLOBAL AMERICA FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.65     $   12.76      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.09 * *      (0.01) * *        0.03*
  Net realized and unrealized gain on
   investments..........................        3.87          1.94           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.96          1.93           1.33
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.03)           --             --
  From net realized gain on
   investments..........................       (1.33)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.36)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.25     $   14.65      $   12.76
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.23 %       15.12 %        11.64 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   7,668     $   2,529      $     870
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.56 %       (0.10)%         1.10 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.42)%       (3.61)%       (47.44)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.99 %        2.00 %         2.00 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.97 %        5.51 %        50.54 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F24

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                           CLASS B
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.54     $   12.75      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........       (0.01)   **      (0.10) * *        0.01*
  Net realized and unrealized gain on
   investments..........................        3.83          1.93           1.31
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        3.82          1.83           1.32
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............          --            --             --
  From net realized gain on
   investments..........................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.32)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.04     $   14.54      $   12.75
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       26.44 %       14.35 %        11.55 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $  16,717     $   5,503      $   1,254
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....       (0.09)%       (0.75)%         0.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (1.07)%       (4.26)%       (48.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        2.64 %        2.65 %         2.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        3.62 %        6.16 %        51.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                            GT GLOBAL AMERICA FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                          VALUE FUND
                                          ------------------------------------------
                                                        ADVISOR CLASS
                                          ------------------------------------------
                                                                       OCTOBER 18,
                                                                           1995
                                                                      (COMMENCEMENT
                                                                      OF OPERATIONS)
                                           YEAR ENDED    YEAR ENDED    TO DECEMBER
                                          DECEMBER 31,  DECEMBER 31,       31,
                                            1997 (D)      1996 (D)       1995 (D)
                                          ------------  ------------  --------------
Per Share Operating Performance:
Net asset value, beginning of period....   $   14.72     $   12.77      $   11.43
                                          ------------  ------------  --------------
Income from investment operations:
  Net investment income (loss)..........        0.15 * *       0.03* *        0.04*
  Net realized and unrealized gain on
   investments..........................        3.91          1.96           1.30
                                          ------------  ------------  --------------
    Net increase from investment
     operations.........................        4.06          1.99           1.34
                                          ------------  ------------  --------------
Distributions to shareholders:
  From net investment income............       (0.07)           --             --
  From net realized gain on
   investments..........................       (1.34)        (0.04)            --
                                          ------------  ------------  --------------
    Total distributions.................       (1.41)        (0.04)            --
                                          ------------  ------------  --------------
Net asset value, end of period..........   $   17.37     $   14.72      $   12.77
                                          ------------  ------------  --------------
                                          ------------  ------------  --------------

Total investment return (c).............       27.78 %       15.58 %        11.72 %(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....   $     439     $     191      $      81
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        0.91 %        0.25 %         1.45 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       (0.07)%       (3.26)%       (47.09)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1, 2 & 5)....        1.64 %        1.65 %         1.65 %(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        2.62 %        5.16 %        50.19 %(a)
Ratio of interest expense to average net
 assets.................................        0.03 %         N/A            N/A
Portfolio turnover rate+................          93 %         256 %          N/A
Average commission rate per share paid
 on portfolio transactions+.............   $  0.0278     $  0.0551            N/A

----------------

 (a) Annualized
 (b) Not Annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(1.11), $(1.13), and $(1.10) for Class A, Class B and Advisor Class, respectively, from October 18, 1995 to December 31, 1995.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment loss per share would have been $(.50), $(.59), and $(.46) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1996.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc. the net investment gain (loss) per share would have been $(.07), $(.17), and $(.01) for Class A, Class B, and Advisor Class, respectively, for the year ended December 31, 1997.
  + Portfolio turnover rate and average commission rate paid on portfolio transactions are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                            GT GLOBAL AMERICA FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                               December 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund ("Funds"), are separate series of GT Global Growth Series ("Company"). The Company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has eight diversified series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global America Small Cap Growth Fund and GT Global America Value Fund invest substantially all of their investable assets in Small Cap Growth Portfolio and Value Portfolio ("Portfolios"), respectively. Each of these Portfolios is organized as a New York Trust and is registered under the 1940 Act as a diversified, open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its respective fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges. Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the Funds are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Funds. Each class of shares differs in its respective distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments with a maturity of 60 days or less are valued at amortized cost, adjusted for market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Trustees.

(B) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio (the phrase "Fund or Portfolio" herein after includes the GT Global America Mid Cap Growth Fund and each of the two Portfolios), it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(C) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the

                                      F27

                            GT GLOBAL AMERICA FUNDS

underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security, and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(D) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract the Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. The Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in interest rates.

(E) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. The Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(F) PORTFOLIO SECURITIES LOANED
At December 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the funds:

                                                 DECEMBER 31, 1997              YEAR ENDED
                                          --------------------------------   DECEMBER 31, 1997
                                          AGGREGATE VALUE        CASH        -----------------
GT GLOBAL                                     ON LOAN         COLLATERAL       FEES RECEIVED
----------------------------------------  ---------------   --------------   -----------------
America Small Cap Growth Fund...........   $  1,812,494      $  1,869,550        $ 17,489
America Mid Cap Growth Fund.............     45,019,438        45,567,400         516,083
America Value Fund......................        794,531           810,000             896

Cash collateral is received by the Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Security lending fees earned were used to reduce the Portfolios' custodian fees.

(G) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global America Small Cap Growth Fund, the GT Global America Value Fund, and their respective Portfolios in connection with their organization, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of their shares aggregated $63,500 for each Fund and $25,000 for each Portfolio. These expenses are being amortized on a straight-line basis over a five-year period.

(H) TAXES
It is the policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the

                                      F28

                            GT GLOBAL AMERICA FUNDS

intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains.

(I) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund or Portfolios and timing differences.

(J) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

(K) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(L) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the Funds and the GT Funds to borrow an aggregate maximum amount of $250,000,000. Each of these three funds is limited to borrowing up to 33 1/3% of the value of each Funds' total assets. The Funds had no loans outstanding at December 31, 1997.

For the year ended December 31, 1997, the average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund was $101,429, $6,068,763, and $284,000 with a weighted average interest rate of 6.34%, 6.33%, and 6.31%, respectively. Interest expense for GT Global America Small Cap Growth Fund, GT Global America Mid Cap Growth Fund, and GT Global America Value Fund for the year ended December 31, 1997 was $125, $125,935, and $50, respectively, included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global America Small Cap Growth Fund and GT Global America Value Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each Portfolio pays investment management and administration fees to the Manager at the annualized rate of 0.475% on the first $500 million of average daily net assets of the Portfolio; 0.45% on the next $500 million; 0.425% on the next $500 million; and 0.40% on amounts thereafter. GT Global America Mid Cap Growth Fund pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets on the Fund; 0.70% on the next $500 million; 0.675% on the next $500 million and 0.65% on amounts thereafter. These fees are computed daily and paid monthly, and are subject to reduction in any year to the extent that the Fund's or Portfolio's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed the most stringent limits prescribed by the laws or regulations of any state in which the Fund's shares are offered for sale, based on the average total net asset value of the Fund.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended December 31, 1997, GT Global retained the following sales charges: $5,417 for the GT Global America Small Cap Growth Fund, $38,700 for the GT Global America Mid Cap Growth Fund, and $5,770 for the GT Global America Value Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Fund's current prospectus. GT Global collected such CDSCs in the amount of $23,780 for the year ended December 31, 1997 for the GT Global America Mid Cap Growth Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global from its own resources pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Fund's current prospectus. For the year ended December 31, 1997, GT Global collected such CDSCs in the amount of: $60,107 for the GT Global America Small Cap Growth Fund, $2,316,997 for the GT Global America Mid Cap Growth Fund, and $55,700 for the GT Global America Value Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Trustees has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distribution expenses. Under the

                                      F29

                            GT GLOBAL AMERICA FUNDS

Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Funds' Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to the maximum annual level of 2.00%, 2.65%, and 1.65% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management and administration fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective January 1, 1998, the Manager and GT Global have undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 1.75%, 2.40%, and 1.40% of the average daily net assets of the Fund's Class A, Class B, Advisor Class Shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to a Fund's average daily net assets.

The Company pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Trustee. Each Portfolio pays each of its Trustees who is not an employee, officer or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustees.

At December 31, 1997, all of the shares of beneficial interest of each Portfolio were owned either by its Fund or the Manager.

3. PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1997, purchases of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,037,388,895, $66,820,422 and $25,951,699, respectively. Sales of investment securities by the GT Global America Mid Cap Growth Fund, Small Cap Growth Portfolio, and Value Portfolio, other than U.S. government obligations and short-term investments, aggregated $1,221,752,474, $55,910,483 and $13,967,002, respectively. There were no purchases or sales of U.S. government obligations by a Fund or Portfolio during the year.

                                      F30

                            GT GLOBAL AMERICA FUNDS

4. CAPITAL SHARES
At December 31, 1997, there were an unlimited number of shares of beneficial interest authorized, at no par value. Transactions in capital shares of the Funds were as follows:

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,067,494  $   28,341,345     1,491,083  $    20,216,595
Shares issued in connection with
  reinvestment of distributions.........        14,194         195,720        39,998          505,573
                                          ------------  --------------  ------------  ---------------
                                             2,081,688      28,537,065     1,531,081       20,722,168
Shares repurchased......................    (1,992,960)    (27,546,271)   (1,019,989)     (13,880,892)
                                          ------------  --------------  ------------  ---------------
Net increase............................        88,728  $      990,794       511,092  $     6,841,276
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     2,192,656  $   29,216,057     1,665,796  $    22,115,741
Shares issued in connection with
  reinvestment of distributions.........        26,438         359,234        52,848          663,246
                                          ------------  --------------  ------------  ---------------
                                             2,219,094      29,575,291     1,718,644       22,778,987
Shares repurchased......................    (1,570,899)    (20,624,826)   (1,029,367)     (13,501,795)
                                          ------------  --------------  ------------  ---------------
Net increase............................       648,195  $    8,950,465       689,277  $     9,277,192
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       156,123  $    2,292,127        33,521  $       447,953
Shares issued in connection with
  reinvestment of distributions.........           507           7,039         2,144           27,228
                                          ------------  --------------  ------------  ---------------
                                               156,630       2,299,166        35,665          475,181
Shares repurchased......................       (80,540)     (1,200,061)       (5,440)         (72,841)
                                          ------------  --------------  ------------  ---------------
Net increase............................        76,090  $    1,099,105        30,225  $       402,340
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F31

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA MID CAP GROWTH FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................    24,801,099  $  522,081,212    89,962,964  $ 1,853,673,285
Shares issued in connection with
  reinvestment of distributions.........     1,170,749      23,490,213       853,598       17,867,701
                                          ------------  --------------  ------------  ---------------
                                            25,971,848     545,571,425    90,816,562    1,871,540,986
Shares repurchased......................   (30,338,852)   (637,412,658)  (95,061,922)  (1,956,032,031)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (4,367,004) $  (91,841,233)   (4,245,360) $   (84,491,045)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     9,218,434  $  190,231,954    11,161,651  $   224,412,718
Shares issued in connection with
  reinvestment of distributions.........     1,240,395      24,063,873       803,575       16,429,676
                                          ------------  --------------  ------------  ---------------
                                            10,458,829     214,295,827    11,965,226      240,842,394
Shares repurchased......................   (14,376,532)   (293,260,545)  (14,026,348)    (280,392,879)
                                          ------------  --------------  ------------  ---------------
Net decrease............................    (3,917,703) $  (78,964,718)   (2,061,122) $   (39,550,485)
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,056,271  $   23,267,932       485,169  $    10,230,701
Shares issued in connection with
  reinvestment of distributions.........         5,993         120,751         8,013          167,629
                                          ------------  --------------  ------------  ---------------
                                             1,062,264      23,388,683       493,182       10,398,330
Shares repurchased......................    (1,103,923)    (24,248,785)     (470,673)      (9,846,041)
                                          ------------  --------------  ------------  ---------------
Net increase (decrease).................       (41,659) $     (860,102)       22,509  $       552,289
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                      F32

                            GT GLOBAL AMERICA FUNDS

GT GLOBAL AMERICA VALUE FUND

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................       781,797  $   13,117,280       392,444  $     5,443,835
Shares issued in connection with
  reinvestment of distributions.........        26,859         454,725           365            5,408
                                          ------------  --------------  ------------  ---------------
                                               808,656      13,572,005       392,809        5,449,243
Shares repurchased......................      (536,657)     (9,148,725)     (288,378)      (3,812,666)
                                          ------------  --------------  ------------  ---------------
Net increase............................       271,999  $    4,423,280       104,431  $     1,636,577
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------


                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
CLASS B                                      SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................     1,148,582  $   19,043,834       445,266  $     6,167,388
Shares issued in connection with
  reinvestment of distributions.........        60,093       1,004,744           918           13,509
                                          ------------  --------------  ------------  ---------------
                                             1,208,675      20,048,578       446,184        6,180,897
Shares repurchased......................      (606,167)     (9,803,021)     (166,052)      (2,502,350)
                                          ------------  --------------  ------------  ---------------
Net increase............................       602,508  $   10,245,557       280,132  $     3,678,547
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

                                                   YEAR ENDED                    YEAR ENDED
                                               DECEMBER 31, 1997              DECEMBER 31, 1996
                                          ----------------------------  -----------------------------
ADVISOR CLASS                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------  ------------  --------------  ------------  ---------------
Shares sold.............................        14,203  $      230,962        10,181  $       139,541
Shares issued in connection with
  reinvestment of distributions.........         1,920          32,714            30              443
                                          ------------  --------------  ------------  ---------------
                                                16,123         263,676        10,211          139,984
Shares repurchased......................        (3,834)        (66,384)       (3,594)         (49,444)
                                          ------------  --------------  ------------  ---------------
Net increase............................        12,289  $      197,292         6,617  $        90,540
                                          ------------  --------------  ------------  ---------------
                                          ------------  --------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended December 31, 1997, the expenses of Small Cap Growth Portfolio, GT Global America Mid Cap Growth Fund and Value Portfolio were reduced by $2,560, $84,266 and $436 respectively, under these arrangements.

6. SUBSEQUENT EVENT
On January 30, 1998, Liechtenstein Global Trust ("LGT") and AMVESCAP PLC ("AMVESCAP") entered into an agreement by which AMVESCAP will acquire LGT's Asset Management Division, including Chancellor LGT Asset Management, Inc. AMVESCAP is the holding company of the AIM and INVESCO asset management businesses.

--------------
FEDERAL TAX INFORMATION (UNAUDITED):
Pursuant to Section 852 of the Internal Revenue Code, the GT Global America Mid Cap Growth Fund designates $9,085,505, and the GT Global America Value Fund designates $23,905 as capital gains dividends for the fiscal year ended December 31, 1997.

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended December 31, 1997:

FUND
----------------------------------------------------------------------
GT Global America Small Cap Growth Fund...............................   3.06%
GT Global America Mid Cap Growth Fund.................................   3.13%
GT Global America Value Fund..........................................  16.05%

                                      F33

                            GT GLOBAL AMERICA FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                            GT GLOBAL AMERICA FUNDS

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE GT GLOBAL FUNDS, PLEASE CONTACT YOUR INVESTMENT ADVISOR OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING. INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Focuses on worldwide opportunities from the demand for consumer products and services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Focuses on equity securities of U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government securities

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND, INC.
Invests primarily in senior secured floating rate loans with the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high-quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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      THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
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          GT Global, Inc.
          Fifty California Street
          27th Floor
          San Francisco, California
          94111-4624

                                     DATED MATERIAL
                                     PLEASE EXPEDITE

                                                   GT GLOBAL AMERICA GROWTH FUND
          AMEAR802M